Nationwide(R) VLI
Separate Account-4
December 31, 2001



[THE BEST
   OF AMERICA
        America's FUTURE Life Series(SM) LOGO]

                                                                            2001
                                                                   Annual Report


                                                               [NATIONWIDE LOGO]


                                               Nationwide Life Insurance Company
                                                     Home Office: Columbus, Ohio

                               [NATIONWIDE LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220



                            [PRESIDENT'S PHOTOGRAPH]



                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VLI Separate Account-4.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the everchanging needs of our customers. Nationwide is an acknowledged trail blazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.

                         Joseph J. Gasper, President
                             February 20, 2002

HOW TO READ THE ANNUAL REPORT


This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VLI Separate Account-4. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-877-351-8808 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.BestofAmerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 5 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 40. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 8 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the Statements of Operations. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 35, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001

ASSETS:
  Investments at fair value:

American Century VP - American Century VP Income & Growth (ACVPIncGr)
  6,019,361 shares (cost $41,013,581) ...........................................        $ 38,885,069

American Century VP - American Century VP International (ACVPInt)
  6,805,057 shares (cost $44,006,191) ...........................................          44,845,327

American Century VP - American Century VP Value (ACVPValue)
  3,922,895 shares (cost $26,934,993) ...........................................          29,186,338

Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
  91,909 shares (cost $1,300,175) ...............................................             893,355

Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
  223,049 shares (cost $1,806,237) ..............................................           1,860,227

Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)
  271,145 shares (cost $3,448,495) ..............................................           3,473,366

Dreyfus IP - European Equity Portfolio (DryEuroEq)
  148,478 shares (cost $1,570,175) ..............................................           1,587,234

The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
  778,608 shares (cost $25,446,585) .............................................          20,765,487

Dreyfus Stock Index Fund (DryStkIx)
  8,031,408 shares (cost $274,000,223) ..........................................         235,802,147

Dreyfus VIF - Appreciation Portfolio (DryAp)
  995,164 shares (cost $36,796,939) .............................................          34,810,845

Federated IS - Federated Quality Bond Fund II (FISFedQual)
  4,200,689 shares (cost $45,819,629) ...........................................          47,341,767

Fidelity(R) VIP - Equity-Income Portfolio: Service Class (FidVIPEIS)
  2,400,172 shares (cost $55,785,694) ...........................................          54,411,896

Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS)
  3,002,680 shares (cost $124,251,820) ..........................................         100,529,730

Fidelity(R) VIP - High Income Portfolio: Service Class (FidVIPHIS)
  2,459,845 shares (cost $18,732,820) ...........................................          15,693,808

Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)
  1,485,490 shares (cost $19,915,465) ...........................................          20,544,330

Fidelity(R) VIP II - Contrafund Portfolio: Service Class (FidVIPConS)
  2,666,503 shares (cost $59,775,589) ...........................................          53,490,043

Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class (FidVIPGrOpS)
  985,936 shares (cost $18,118,012) .............................................          14,897,492


                                                                     (Continued)


                 NATIONWIDE VLI SEPARATE ACCOUNT-4
   STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  1,489,066 shares (cost $34,202,465) ....................................         30,630,085

Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  3,895,201 shares (cost $21,253,021) ....................................         15,892,419

Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  1,451,957 shares (cost $31,733,139) ....................................         33,830,605

Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  1,451,136 shares (cost $24,564,122) ....................................         15,309,484

Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  1,324,053 shares (cost $17,091,876) ....................................         17,437,774

Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc)
  500,985 shares (cost $5,777,436) .......................................          5,200,219

Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd)
  1,300,267 shares (cost $10,157,385) ....................................          9,673,987

Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  145,792 shares (cost $1,000,613) .......................................          1,032,207

Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  281,202 shares (cost $1,271,647) .......................................          1,183,859

Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr)
  46,072 shares (cost $280,602) ..........................................            282,882

Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  3,424,779 shares (cost $39,892,579) ....................................         31,781,950

Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  10,211,017 shares (cost $117,595,200) ..................................        119,060,458

Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I (NSATBal)
  1,287,476 shares (cost $12,638,595) ....................................         12,102,271

Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd)
  4,290,554 shares (cost $39,930,027) ....................................         39,215,662

Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  496,491,234 shares (cost $496,491,234) .................................        496,491,234

Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG)
  718,578 shares (cost $9,953,609) .......................................         10,405,008

Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  4,059,886 shares (cost $41,811,120) ....................................         42,060,416

Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  2,344,807 shares (cost $45,513,546) ....................................         43,707,201

Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  212,735 shares (cost $2,082,135) .......................................          2,052,897

Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  2,139,881 shares (cost $29,777,251) ....................................         24,801,221


     Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
       12,188,233 shares (cost $139,575,550) ........................            120,541,627

     Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
       125,478 shares (cost $440,627) ...............................                456,740

     Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
       839,404 shares (cost $12,777,254) ............................             12,288,868

     Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
       2,433,523 shares (cost $43,009,370) ..........................             41,223,871

     Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
       805,791 shares (cost $12,522,554) ............................             12,167,440

     Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
       1,506,812 shares (cost $92,078,378) ..........................             61,357,378

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       2,157,373 shares (cost $90,369,136) ..........................             78,916,713

     Oppenheimer Global Securities Fund/VA (OppGlSec)
       675,714 shares (cost $15,038,394) ............................             15,433,306

     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       1,376,400 shares (cost $29,065,392) ..........................             26,137,837

     Strong Opportunity Fund II, Inc.(StOpp2)
       1,052,045 shares (cost $23,560,303) ..........................             20,462,273

     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       344,802 shares (cost $2,449,208) .............................              2,392,923

     UIF - Mid Cap Growth Portfolio (UIFMidCapG)
       286,837 shares (cost $2,658,350) .............................              2,504,089

     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       1,250,028 shares (cost $14,797,165) ..........................             15,100,340

     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       638,057 shares (cost $5,076,677)..............................              5,193,783

     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       150,153 shares (cost $1,711,796) .............................              1,605,137
                                                                             ---------------
          Total investments .........................................          2,086,952,625
  Accounts receivable ...............................................                 82,789
                                                                             ---------------
          Total assets ..............................................          2,087,035,414
Accounts payable ....................................................                    -
                                                                             ---------------
Contract owners' equity (note 7) ....................................        $ 2,087,035,414
                                                                             ===============

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                    Total
                                                        ---------------------------------------------------------
                                                                  2001               2000              1999
                                                        ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $       32,760,122        21,039,631         6,784,764
  Mortality and expense risk charges (note 3) ...               (2,988,525)       (1,473,980)         (382,102)
                                                        ------------------   ---------------    --------------
   Net investment income ........................               29,771,597        19,565,651         6,402,662
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold ........            1,282,903,811       537,305,272       201,999,339
  Cost of mutual fund shares sold ...............           (1,463,574,291)     (520,733,854)     (195,191,587)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments ..........             (180,670,480)       16,571,418         6,807,752
  Change in unrealized gain (loss)
   on investments ...............................              (49,709,311)     (178,984,942)       42,568,531
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ...............             (230,379,791)     (162,413,524)       49,376,283
                                                        ------------------   ---------------    --------------
  Reinvested capital gains ......................               40,368,917        50,385,356         6,941,880
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........       $     (160,239,277)      (92,462,517)       62,720,825
                                                        ==================   ===============    ==============




                                                                               ACVPIncGr
                                                       ------------------------------------------------------
                                                               2001               2000              1999
                                                       ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................              269,901            89,434               345
  Mortality and expense risk charges (note 3) ...              (79,846)          (33,218)           (4,870)
                                                        --------------   ---------------     -------------
   Net investment income ........................              190,055            56,216            (4,525)
                                                        --------------   ---------------     -------------

  Proceeds from mutual funds shares sold ........           13,539,777         4,190,922         4,238,041
  Cost of mutual fund shares sold ...............          (15,377,999)       (4,127,013)       (3,971,748)
                                                        --------------   ---------------     -------------
   Realized gain (loss) on investments ..........           (1,838,222)           63,909           266,293
  Change in unrealized gain (loss)
   on investments ...............................             (668,796)       (2,277,235)          692,513
                                                        --------------   ---------------     -------------
   Net gain (loss) on investments ...............           (2,507,018)       (2,213,326)          958,806
                                                        --------------   ---------------     -------------
  Reinvested capital gains ......................                  -                 -                 -
                                                        --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........           (2,316,963)       (2,157,110)          954,281
                                                        ==============   ===============     =============



                                                                                ACVPInt
                                                        -----------------------------------------------------
                                                               2001               2000               1999
                                                        -----------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................                 36,851            29,817               -
  Mortality and expense risk charges (note 3) ...                (77,946)          (43,822)           (3,029)
                                                          --------------      ------------      ------------
   Net investment income ........................                (41,095)          (14,005)           (3,029)
                                                          --------------      ------------      ------------

  Proceeds from mutual funds shares sold ........            103,850,931        11,287,808         2,517,615
  Cost of mutual fund shares sold ...............           (129,326,130)       (8,439,891)       (1,889,551)
                                                          --------------      ------------      ------------
   Realized gain (loss) on investments ..........            (25,475,199)        2,847,917           628,064
  Change in unrealized gain (loss)
   on investments ...............................              6,676,950       (10,029,310)        4,031,727
                                                          --------------      ------------      ------------
   Net gain (loss) on investments ...............            (18,798,249)       (7,181,393)        4,659,791
                                                          --------------      ------------      ------------
  Reinvested capital gains ......................              4,068,852           445,800               -
                                                          --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..........            (14,770,492)       (6,749,598)        4,656,762
                                                          ==============      ============      ============



                                                                                 ACVPValue
                                                        --------------------------------------------------------
                                                                 2001              2000              1999
                                                        --------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $          109,166            29,260             9,053
  Mortality and expense risk charges (note 3) ..                   (14,532)           (2,491)             (698)
                                                        ------------------   ---------------    --------------
   Net investment income .......................                    94,634            26,769             8,355
                                                        ------------------   ---------------    --------------

  Proceeds from mutual funds shares sold .......                 5,217,831         5,835,158         1,027,473
  Cost of mutual fund shares sold ..............                (4,432,838)       (5,829,916)       (1,065,502)
                                                        ------------------   ---------------    --------------
   Realized gain (loss) on investments .........                   784,993             5,242           (38,029)
  Change in unrealized gain (loss)
   on investments ..............................                 1,499,813           865,295          (142,040)
                                                        ------------------   ---------------    --------------
   Net gain (loss) on investments ..............                 2,284,806           870,537          (180,069)
                                                        ------------------   ---------------    --------------
  Reinvested capital gains .....................                       -              74,870            85,768
                                                        ------------------   ---------------    --------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $        2,379,440           972,176           (85,946)
                                                        ==================   ===============    ==============



                                                                               CSWPGPV
                                                        ------------------------------------------------------
                                                               2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                     -                 -                 -
  Mortality and expense risk charges (note 3) ..                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------
   Net investment income .......................                    (688)           (1,199)             (154)
                                                          --------------   ---------------     -------------

  Proceeds from mutual funds shares sold .......                 459,173         1,772,806           364,939
  Cost of mutual fund shares sold ..............                (850,055)       (1,546,982)         (278,265)
                                                          --------------   ---------------     -------------
   Realized gain (loss) on investments .........                (390,882)          225,824            86,674
  Change in unrealized gain (loss)
   on investments ..............................                  71,425          (716,480)          208,276
                                                          --------------   ---------------     -------------
   Net gain (loss) on investments ..............                (319,457)         (490,656)          294,950
                                                          --------------   ---------------     -------------
  Reinvested capital gains .....................                     -             141,743               -
                                                          --------------   ---------------     -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                (320,145)         (350,112)          294,796
                                                          ==============   ===============     =============





                                                                               CSWPIntEq
                                                        ------------------------------------------------------
                                                                2001              2000              1999
                                                        ------------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                      -              12,900            19,282
  Mortality and expense risk charges (note 3) ..                     (824)           (1,340)              (81)
                                                           --------------      ------------      ------------
   Net investment income .......................                     (824)           11,560            19,201
                                                           --------------      ------------      ------------

  Proceeds from mutual funds shares sold .......                9,179,200           992,359           785,974
  Cost of mutual fund shares sold ..............              (10,334,146)         (749,434)         (670,363)
                                                           --------------      ------------      ------------
   Realized gain (loss) on investments .........               (1,154,946)          242,925           115,611
  Change in unrealized gain (loss)
   on investments ..............................                  737,104        (1,294,832)          581,395
                                                           --------------      ------------      ------------
   Net gain (loss) on investments ..............                 (417,842)       (1,051,907)          697,006
                                                           --------------      ------------      ------------
  Reinvested capital gains .....................                      -             310,165               -
                                                           --------------      ------------      ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                 (418,666)         (730,182)          716,207
                                                           ==============      ============      ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                                CSWPVal
                                                            ----------------------------------------------
                                                                 2001            2000             1999
                                                            ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $        -            25,366          10,150
  Mortality and expense risk charges (note 3) . .....             (5,391)         (2,889)         (1,209)
                                                            ------------    ------------    ------------
   Net investment income ............................             (5,391)         22,477           8,941
                                                            ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............          1,877,869       1,991,744         372,724
  Cost of mutual fund shares sold ...................         (1,844,033)     (1,898,600)       (375,164)
                                                            ------------    ------------    ------------
   Realized gain (loss) on investments ..............             33,836          93,144          (2,440)
  Change in unrealized gain (loss)
   on investments ...................................            (66,654)         87,894          (2,238)
                                                            ------------    ------------    ------------
   Net gain (loss) on investments ...................            (32,818)        181,038          (4,678)
                                                            ------------    ------------    ------------
  Reinvested capital gains ..........................                -            23,283          18,278
                                                            ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $    (38,209)        226,798          22,541
                                                            ============    ============    ============




                                                                                 DryEuroEq
                                                           ------------------------------------------------
                                                                   2001             2000           1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               12,084           3,040             266
  Mortality and expense risk charges (note 3) . .....               (2,772)           (647)            -
                                                             -------------    ------------     -----------
   Net investment income ............................                9,312           2,393             266
                                                             -------------    ------------     -----------

  Proceeds from mutual funds shares sold ............           18,652,837       4,915,237           9,724
  Cost of mutual fund shares sold ...................          (19,177,687)     (4,976,743)         (9,364)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............             (524,850)        (61,506)            360
  Change in unrealized gain (loss)
   on investments ...................................              (19,212)         26,273           9,997
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................             (544,062)        (35,233)         10,357
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -            39,799           1,251
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............             (534,750)          6,959          11,874
                                                             =============    ============     ===========







                                                                                DrySRGro
                                                           ------------------------------------------------
                                                                   2001            2000             1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................               14,422         133,052           1,039
  Mortality and expense risk charges (note 3) . .....              (18,091)         (5,466)           (849)
                                                              ------------    ------------    ------------
   Net investment income ............................               (3,669)        127,586             190
                                                              ------------    ------------    ------------

  Proceeds from mutual funds shares sold ............            7,127,375       1,524,094         620,665
  Cost of mutual fund shares sold ...................           (8,449,681)     (1,237,290)       (483,300)
                                                              ------------    ------------    ------------
   Realized gain (loss) on investments ..............           (1,322,306)        286,804         137,365
  Change in unrealized gain (loss)
   on investments ...................................           (3,298,528)     (2,392,732)        901,808
                                                              ------------    ------------    ------------
   Net gain (loss) on investments ...................           (4,620,834)     (2,105,928)      1,039,173
                                                              ------------    ------------    ------------
  Reinvested capital gains ..........................                  -               -           279,678
                                                              ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (4,624,503)     (1,978,342)      1,319,041
                                                              ============    ============    ============






                                                                               DryStkIx
                                                            -----------------------------------------------
                                                                 2001            2000            1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................       $  2,670,054       1,776,028         694,199
  Mortality and expense risk charges (note 3) . .....           (444,162)       (301,447)        (80,224)
                                                            ------------    ------------   -------------
   Net investment income ............................          2,225,892       1,474,581         613,975
                                                            ------------    ------------   -------------
  Proceeds from mutual funds shares sold ............         74,111,925      17,394,755       3,651,059
  Cost of mutual fund shares sold ...................        (87,964,956)    (13,809,069)     (3,038,322)
                                                            ------------    ------------   -------------
   Realized gain (loss) on investments ..............        (13,853,031)      3,585,686         612,737
  Change in unrealized gain (loss)
   on investments ...................................        (22,871,757)    (27,898,576)     11,117,238
                                                            ------------    ------------   -------------
   Net gain (loss) on investments ...................        (36,724,788)    (24,312,890)     11,729,975
                                                            ------------    ------------   -------------
  Reinvested capital gains ..........................          1,239,287       3,654,055         672,634
                                                            ------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............       $(33,259,609)    (19,184,254)     13,016,584
                                                            ============    ============   =============



                                                                                  DryAp
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................              302,158         209,082         102,225
  Mortality and expense risk charges (note 3) . .....              (80,404)        (61,134)        (19,902)
                                                             -------------    ------------     -----------
   Net investment income ............................              221,754         147,948          82,323
                                                             -------------    ------------     -----------
  Proceeds from mutual funds shares sold ............           21,053,709       5,802,885       6,596,135
  Cost of mutual fund shares sold ...................          (22,138,496)     (5,449,137)     (6,226,765)
                                                             -------------    ------------     -----------
   Realized gain (loss) on investments ..............           (1,084,787)        353,748         369,370
  Change in unrealized gain (loss)
   on investments ...................................           (1,683,766)     (1,102,409)        649,339
                                                             -------------    ------------     -----------
   Net gain (loss) on investments ...................           (2,768,553)       (748,661)      1,018,709
                                                             -------------    ------------     -----------
  Reinvested capital gains ..........................                  -           355,671          68,742
                                                             -------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............           (2,546,799)       (245,042)      1,169,774
                                                             =============    ============     ===========




                                                                                 FISFedQual
                                                           ------------------------------------------------
                                                                   2001            2000            1999
                                                           ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................            1,455,876         284,124             -
  Mortality and expense risk charges (note 3) . .....              (96,143)        (36,034)         (3,162)
                                                              ------------     -----------      ----------
   Net investment income ............................            1,359,733         248,090          (3,162)
                                                              ------------     -----------      ----------
  Proceeds from mutual funds shares sold ............           43,893,435       5,070,565         193,269
  Cost of mutual fund shares sold ...................          (38,794,865)     (4,943,810)       (195,176)
                                                              ------------     -----------      ----------
   Realized gain (loss) on investments ..............            5,098,570         126,755          (1,907)
  Change in unrealized gain (loss)
   on investments ...................................           (1,493,674)      2,975,611          40,201
                                                              ------------     -----------      ----------
   Net gain (loss) on investments ...................            3,604,896       3,102,366          38,294
                                                              ------------     -----------      ----------
  Reinvested capital gains ..........................              147,643             -               -
                                                              ------------     -----------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ..............            5,112,272       3,350,456          35,132
                                                              ============     ===========      ==========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             FidVIPEIS
                                                        -----------------------------------------------
                                                               2001            2000           1999
                                                        -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $       468,833        275,597         97,065
  Mortality and expense risk charges (note 3) ..                (57,716)       (12,713)        (3,265)
                                                        ---------------   ------------   ------------
   Net investment income .......................                411,117        262,884         93,800
                                                        ---------------   ------------   ------------

  Proceeds from mutual funds shares sold .......              5,903,884      8,769,366      2,794,623
  Cost of mutual fund shares sold ..............             (6,605,102)    (9,316,337)    (2,491,032)
                                                        ---------------   ------------   ------------
   Realized gain (loss) on investments .........               (701,218)      (546,971)       303,591
  Change in unrealized gain (loss)
   on investments ..............................             (3,016,312)     1,470,791       (277,459)
                                                        ---------------   ------------   ------------
   Net gain (loss) on investments ..............             (3,717,530)       923,820         26,132
                                                        ---------------   ------------   ------------
  Reinvested capital gains .....................              1,383,058      1,063,019        214,564
                                                        ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,923,355)     2,249,723        334,496
                                                        ===============   ============   ============



                                                                           FidVIPGrS
                                                        ---------------------------------------------
                                                               2001           2000           1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                   -           46,538          8,639
  Mortality and expense risk charges (note 3) ..              (138,980)      (106,544)       (12,917)
                                                          ------------   ------------   ------------
   Net investment income .......................              (138,980)       (60,006)        (4,278)
                                                          ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......            36,018,307      8,193,032      1,070,026
  Cost of mutual fund shares sold ..............           (49,372,696)    (6,947,939)      (923,816)
                                                          ------------   ------------   ------------
   Realized gain (loss) on investments .........           (13,354,389)     1,245,093        146,210
  Change in unrealized gain (loss)
   on investments ..............................           (10,987,478)   (19,309,179)     6,093,883
                                                          ------------   ------------   ------------
   Net gain (loss) on investments ..............           (24,341,867)   (18,064,086)     6,240,093
                                                          ------------   ------------   ------------
  Reinvested capital gains .....................             6,737,804      5,556,689        543,154
                                                          ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (17,743,043)   (12,567,403)     6,778,969
                                                          ============   ============   ============




                                                                           FidVIPHIS
                                                        ---------------------------------------------
                                                               2001           2000            1999
                                                        ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             1,975,681        711,532        364,862
  Mortality and expense risk charges (note 3) ..               (29,997)       (21,719)        (1,521)
                                                          ------------    -----------    -----------
   Net investment income .......................             1,945,684        689,813        363,341
                                                          ------------    -----------    -----------

  Proceeds from mutual funds shares sold .......            10,535,993      5,669,988        926,716
  Cost of mutual fund shares sold ..............           (15,624,401)    (6,842,047)    (1,041,180)
                                                          ------------    -----------    -----------
   Realized gain (loss) on investments .........            (5,088,408)    (1,172,059)      (114,464)
  Change in unrealized gain (loss)
   on investments ..............................               462,487     (3,641,858)       103,063
                                                          ------------    -----------    -----------
   Net gain (loss) on investments ..............            (4,625,921)    (4,813,917)       (11,401)
                                                          ------------    -----------    -----------
  Reinvested capital gains .....................                   -              -           13,640
                                                          ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........            (2,680,237)    (4,124,104)       365,580
                                                          ============    ===========    ===========



                                                                           FidVIPOvS
                                                        ------------------------------------------------
                                                               2001           2000            1999
                                                        ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $     1,225,302        217,766         21,110
  Mortality and expense risk charges (note 3) .                 (64,867)       (49,878)        (9,859)
                                                        ---------------    -----------    -----------
   Net investment income ......................               1,160,435        167,888         11,251
                                                        ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......              50,020,650     23,478,026      7,592,272
                                                        ---------------    -----------    -----------
  Cost of mutual fund shares sold .............             (62,510,788)   (25,243,216)    (6,861,807)
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........             (12,490,138)    (1,765,190)       730,465
  Change in unrealized gain (loss)
   on investments .............................               3,190,822     (4,479,931)     1,849,661
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............              (9,299,316)    (6,245,121)     2,580,126
                                                        ---------------    -----------    -----------
  Reinvested capital gains                                    1,957,820      1,409,432         34,048
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $    (6,181,061)    (4,667,801)     2,625,425
                                                        ===============    ===========    ===========




                                                                         FidVIPConS
                                                        ----------------------------------------------
                                                             2001           2000            1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               307,645         93,712         26,713
  Mortality and expense risk charges (note 3) .               (50,209)       (27,798)        (4,360)
   Net investment income ......................               257,436         65,914         22,353
                                                      ---------------    -----------    -----------
  Proceeds from mutual funds shares sold ......            19,451,508      2,681,172      1,218,202
  Cost of mutual fund shares sold .............           (24,545,303)    (2,152,820)    (1,003,352)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (5,093,795)       528,352        214,850
  Change in unrealized gain (loss)
   on investments .............................            (3,013,382)    (6,926,956)     3,006,379
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (8,107,177)    (6,398,604)     3,221,229
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................             1,230,579      3,401,735        195,897
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (6,619,162)    (2,930,955)     3,439,479
                                                      ===============    ===========    ===========





                                                                         FidVIPGrOpS
                                                        --------------------------------------------
                                                             2001            2000             1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                33,972        125,878         28,246
  Mortality and expense risk charges (note 3) .               (16,898)       (11,570)        (3,130)
                                                      ---------------    -----------    -----------
   Net investment income ......................                17,074        114,308         25,116
                                                      ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......             3,974,293      2,790,417        613,535
  Cost of mutual fund shares sold .............            (5,770,316)    (2,995,674)      (559,981)
                                                      ---------------    -----------    -----------
   Realized gain (loss) on investments ........            (1,796,023)      (205,257)        53,554
  Change in unrealized gain (loss)
   on investments .............................              (394,636)    (3,225,818)       137,134
                                                      ---------------    -----------    -----------
   Net gain (loss) on investments .............            (2,190,659)    (3,431,075)       190,688
                                                      ---------------    -----------    -----------
  Reinvested capital gains ....................                   -          662,022         55,207
                                                      ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (2,173,585)    (2,654,745)       271,011
                                                      ===============    ===========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           JanCapAp
                                                     ------------------------------------------------
                                                             2001            2000            1999
                                                     ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................      $         265,376        135,185            -
  Mortality and expense risk charges (note 3) .                (34,678)        (5,130)           -
                                                     -----------------  -------------   ----------
   Net investment income ......................                230,698        130,055            -
                                                     -----------------  -------------   ----------
  Proceeds from mutual funds shares sold ......             17,087,559      2,667,595            -
  Cost of mutual fund shares sold .............            (23,842,315)    (3,199,056)           -
                                                     -----------------  -------------   ----------
   Realized gain (loss) on investments ........             (6,754,756)      (531,461)           -
  Change in unrealized gain (loss)
   on investments .............................               (170,898)    (3,401,482)           -
                                                     -----------------  -------------   ----------
   Net gain (loss) on investments .............             (6,925,654)    (3,932,943)           -
                                                     -----------------  -------------   ----------
  Reinvested capital gains ....................                    -              -              -
                                                     -----------------  -------------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........      $      (6,694,956)    (3,802,888)           -
                                                     =================  =============   ==========




                                                                          JanGlTech
                                                     -----------------------------------------------
                                                             2001            2000             1999
                                                     -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                98,928         94,337            -
  Mortality and expense risk charges (note 3) .               (10,714)        (5,864)           -
                                                        -------------   ------------     --------
   Net investment income ......................                88,214         88,473            -
                                                        -------------   ------------     --------
  Proceeds from mutual funds shares sold ......             7,370,887      6,627,712            -
  Cost of mutual fund shares sold .............           (14,709,397)    (8,282,161)           -
                                                        -------------   ------------     --------
   Realized gain (loss) on investments ........            (7,338,510)    (1,654,449)           -
  Change in unrealized gain (loss)
   on investments .............................               249,355     (5,609,957)           -
                                                        -------------   ------------     --------
   Net gain (loss) on investments .............            (7,089,155)    (7,264,406)           -
                                                        -------------   ------------     --------
  Reinvested capital gains ....................                   -              -              -
                                                        -------------   ------------     --------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (7,000,941)    (7,175,933)           -
                                                        =============   ============     ========





                                                                      JanIntGro
                                                     -------------------------------------------
                                                             2001           2000            1999
                                                     -------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................              211,816        482,954            -
  Mortality and expense risk charges (note 3) .              (42,191)        (5,407)           -
                                                       -------------   ------------    ---------
   Net investment income ......................              169,625        477,547            -
                                                       -------------   ------------    ---------
  Proceeds from mutual funds shares sold ......           55,876,994      8,802,259            -
  Cost of mutual fund shares sold .............          (67,241,963)   (10,182,763)           -
                                                       -------------   ------------    ---------
   Realized gain (loss) on investments ........          (11,364,969)    (1,380,504)           -
  Change in unrealized gain (loss)
   on investments .............................            4,906,857     (2,809,392)           -
                                                       -------------   ------------    ---------
   Net gain (loss) on investments .............           (6,458,112)    (4,189,896)           -
                                                       -------------   ------------    ---------
  Reinvested capital gains ....................                  -              -              -
                                                       -------------   ------------    ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........           (6,288,487)    (3,712,349)           -
                                                       =============   ============    =========



                                                                            NSATCapAp
                                                       -----------------------------------------------
                                                              2001            2000           1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $           -           41,174         96,180
  Mortality and expense risk charges (note 3) .                 (7,359)       (10,414)        (2,498)
                                                       ---------------   ------------   ------------
   Net investment income ......................                 (7,359)        30,760         93,682
                                                       ---------------   ------------   ------------
  Proceeds from mutual funds shares sold ......              6,642,651      6,534,873      4,176,681
  Cost of mutual fund shares sold .............            (15,692,474)    (7,187,743)    (3,638,494)
                                                       ---------------   ------------   ------------
   Realized gain (loss) on investments ........             (9,049,823)      (652,870)       538,187
  Change in unrealized gain (loss)
   on investments .............................              3,255,014    (11,341,220)    (1,637,699)
                                                       ---------------   ------------   ------------
   Net gain (loss) on investments .............             (5,794,809)   (11,994,090)    (1,099,512)
                                                       ---------------   ------------   ------------
  Reinvested capital gains ....................                    -        4,845,304      1,352,393
                                                       ---------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $    (5,802,168)    (7,118,026)       346,563
                                                       ===============   ============   ============



                                                                          NSATMidCapIx
                                                       --------------------------------------------
                                                             2001           2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               66,823         24,820          1,219
  Mortality and expense risk charges (note 3) .              (12,715)        (1,304)            (9)
                                                        ------------   ------------   ------------
   Net investment income ......................               54,108         23,516          1,210
                                                        ------------   ------------   ------------
  Proceeds from mutual funds shares sold ......            8,117,826      3,068,344        104,264
  Cost of mutual fund shares sold .............           (8,732,201)    (2,777,066)       (89,446)
                                                        ------------   ------------   ------------
   Realized gain (loss) on investments ........             (614,375)       291,278         14,818
  Change in unrealized gain (loss)
   on investments .............................              601,633       (336,854)        51,305
                                                        ------------   ------------   ------------
   Net gain (loss) on investments .............              (12,742)       (45,576)        66,123
                                                        ------------   ------------   ------------
  Reinvested capital gains ....................              145,893        238,697         47,431
                                                        ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              187,259        216,637        114,764
                                                        ============   ============   ============





                                                                            NSATEqInc
                                                       --------------------------------------------
                                                               2001          2000            1999
                                                       --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                59,949         15,802          1,722
  Mortality and expense risk charges (note 3) .                (4,625)        (1,543)           (71)
                                                           ----------    -----------   ------------
   Net investment income ......................                55,324         14,259          1,651
                                                           ----------    -----------   ------------
  Proceeds from mutual funds shares sold ......               450,083      1,130,737        116,995
  Cost of mutual fund shares sold .............              (567,535)    (1,084,332)      (100,117)
                                                           ----------    -----------   ------------
   Realized gain (loss) on investments ........              (117,452)        46,405         16,878
  Change in unrealized gain (loss)
   on investments .............................              (341,379)      (334,972)        84,114
                                                           ----------    -----------   ------------
   Net gain (loss) on investments .............              (458,831)      (288,567)       100,992
                                                           ----------    -----------   ------------
  Reinvested capital gains ....................                   -              -              202
                                                           ----------    -----------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........              (403,507)      (274,308)       102,845
                                                           ==========    ===========   ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NSATHIncBd
                                                       ---------------------------------------------
                                                               2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................        $      1,415,406      1,119,466        308,481
  Mortality and expense risk charges (note 3) .                 (18,755)        (9,331)        (3,120)
                                                       ----------------   ------------    -----------
   Net investment income ......................               1,396,651      1,110,135        305,361
                                                       ----------------   ------------    -----------
  Proceeds from mutual funds shares sold ......              14,094,572      3,240,993        689,933
  Cost of mutual fund shares sold .............             (16,691,580)    (3,550,410)      (687,767)
                                                       ----------------   ------------    -----------
   Realized gain (loss) on investments ........              (2,597,008)      (309,417)         2,166
  Change in unrealized gain (loss)
   on investments .............................               1,237,276     (1,573,020)      (155,595)
                                                       ----------------   ------------    -----------
   Net gain (loss) on investments .............              (1,359,732)    (1,882,437)      (153,429)
                                                       ----------------   ------------    -----------
  Reinvested capital gains ....................                     -              -              645
                                                       ----------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........        $         36,919       (772,302)       152,577
                                                       ================   ============    ===========


                                                                       NSATEmMkt
                                                       ---------------------------------------------
                                                          2001            2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             1,263          -              -
  Mortality and expense risk charges (note 3) .               (51)         -              -
                                                      -----------    ---------      ---------
   Net investment income ......................             1,212          -              -
                                                      -----------    ---------      ---------
  Proceeds from mutual funds shares sold ......         5,129,526      641,425            -
  Cost of mutual fund shares sold .............        (5,089,410)    (644,443)           -
                                                      -----------    ---------      ---------
   Realized gain (loss) on investments ........            40,116       (3,018)           -
  Change in unrealized gain (loss)
   on investments .............................            31,257          336            -
                                                      -----------    ---------      ---------
   Net gain (loss) on investments .............            71,373       (2,682)           -
                                                      -----------    ---------      ---------
  Reinvested capital gains ....................               -            -              -
                                                      -----------    ---------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            72,585       (2,682)           -
                                                      ===========    =========      =========




                                                                         NSATGlobTC
                                                       ---------------------------------------------
                                                              2001           2000            1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................                  -              -              -
  Mortality and expense risk charges (note 3) .                 (251)           -              -
                                                        ------------       --------   ----------
   Net investment income ......................                 (251)           -              -
                                                        ------------       --------   ----------
  Proceeds from mutual funds shares sold ......              597,256          9,643            -
  Cost of mutual fund shares sold .............           (1,083,964)       (14,069)           -
                                                        ------------       --------   ----------
   Realized gain (loss) on investments ........             (486,708)        (4,426)           -
  Change in unrealized gain (loss)
   on investments .............................              108,169       (195,957)           -
                                                        ------------       --------   ----------
   Net gain (loss) on investments .............             (378,539)      (200,383)           -
                                                        ------------       --------   ----------
  Reinvested capital gains ....................                -             10,013            -
                                                        ------------       --------   ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             (378,790)      (190,370)           -
                                                        ============       ========   ==========


                                                                             NSATIntGr
                                                        ----------------------------------------------
                                                                2001           2000           1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................         $           403            -              -
  Mortality and expense risk charges (note 3) .                    (286)           -              -
                                                        ---------------    -----------    -----------
   Net investment income ......................                     117            -              -
                                                        ---------------    -----------    -----------

  Proceeds from mutual funds shares sold ......               2,456,617        355,202            -
  Cost of mutual fund shares sold .............              (2,488,071)      (354,541)           -
                                                        ---------------    -----------    -----------
   Realized gain (loss) on investments ........                 (31,454)           661            -

  Change in unrealized gain (loss)
   on investments .............................                   2,021            260            -
                                                        ---------------    -----------    -----------
   Net gain (loss) on investments .............                 (29,433)           921            -
                                                        ---------------    -----------    -----------
  Reinvested capital gains ....................                     -              -              -
                                                        ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........         $       (29,316)           921            -
                                                        ===============    ===========    ===========


                                                                        NSATGlob50
                                                      ----------------------------------------------
                                                             2001           2000            1999
                                                      ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................               540,155        199,386          8,364
  Mortality and expense risk charges (note 3) .               (48,323)       (37,311)       (10,207)
                                                          -----------   ------------   ------------
   Net investment income ......................               491,832        162,075         (1,843)
                                                          -----------   ------------   ------------

  Proceeds from mutual funds shares sold ......             4,347,440      5,122,679      1,039,009
  Cost of mutual fund shares sold .............            (5,571,209)    (5,037,852)      (930,501)
                                                          -----------   ------------   ------------
   Realized gain (loss) on investments ........            (1,233,769)        84,827        108,508

  Change in unrealized gain (loss)
   on investments .............................            (4,809,630)    (4,336,580)       997,392
                                                          -----------   ------------   ------------
   Net gain (loss) on investments .............            (6,033,399)    (4,251,753)     1,105,900
                                                          -----------   ------------   ------------
  Reinvested capital gains ....................                   -          945,098        456,545
                                                          -----------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........            (5,541,567)    (3,144,580)     1,560,602
                                                          ===========   ============   ============






                                                                         NSATGvtBd
                                                       ---------------------------------------------
                                                              2001           2000           1999
                                                       ---------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........................             4,739,421      2,182,498        798,788
  Mortality and expense risk charges (note 3) .              (270,208)       (99,138)       (37,827)
                                                         ------------   ------------   ------------
   Net investment income ......................             4,469,213      2,083,360        760,961
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold ......            12,755,207      5,456,678     10,418,680
  Cost of mutual fund shares sold .............           (11,810,551)    (5,620,925)   (11,072,171)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments ........               944,656       (164,247)      (653,491)

  Change in unrealized gain (loss)
   on investments .............................              (196,849)     2,189,054       (442,511)
                                                         ------------   ------------   ------------
   Net gain (loss) on investments .............               747,807      2,024,807     (1,096,002)
                                                         ------------   ------------   ------------
  Reinvested capital gains ....................               158,118            -           35,939
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ........             5,375,138      4,108,167       (299,102)
                                                         ============   ============   ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                              NSATBal
                                                          ----------------------------------------------
                                                                 2001           2000             1999
                                                          ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................          $     239,763         172,981          80,095
  Mortality and expense risk charges (note 3) .                 (13,565)         (5,434)         (1,605)
                                                          -------------    ------------    ------------
   Net investment income .......................                226,198         167,547          78,490
                                                          -------------    ------------    ------------
  Proceeds from mutual funds shares sold .......              2,503,497       5,501,271       2,788,299
  Cost of mutual fund shares sold ..............             (2,793,523)     (5,437,733)     (2,830,503)
                                                          -------------    ------------    ------------
   Realized gain (loss) on investments .........               (290,026)         63,538         (42,204)
  Change in unrealized gain (loss)
   on investments ..............................               (284,440)       (241,628)        (33,063)
                                                          -------------    ------------    ------------
   Net gain (loss) on investments ..............               (574,466)       (178,090)        (75,267)
                                                          -------------    ------------    ------------
  Reinvested capital gains .....................                    -               -               495
                                                          -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          $    (348,268)        (10,543)          3,718
                                                          =============    ============    ============



                                                                              NSATMSecBd
                                                          ------------------------------------------------
                                                                  2001            2000             1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................                1,968,676       1,380,209         405,079
  Mortality and expense risk charges (note 3) .                   (67,681)        (35,618)         (8,904)
                                                             ------------    ------------     -----------
   Net investment income .......................                1,900,995       1,344,591         396,175
                                                             ------------    ------------     -----------
  Proceeds from mutual funds shares sold .......                3,807,817       1,457,359         824,473
  Cost of mutual fund shares sold ..............               (3,896,507)     (1,524,119)       (850,875)
                                                             ------------    ------------     -----------
   Realized gain (loss) on investments .........                  (88,690)        (66,760)        (26,402)
  Change in unrealized gain (loss)
   on investments ..............................                 (477,943)       (112,147)       (125,056)
                                                             ------------    ------------     -----------
   Net gain (loss) on investments ..............                 (566,633)       (178,907)       (151,458)
                                                             ------------    ------------     -----------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........                1,334,362       1,165,684         244,717
                                                             ============    ============     ===========




                                                                               NSATMyMkt
                                                          ------------------------------------------------
                                                                  2001           2000              1999
                                                          ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               11,577,805      10,355,160       3,376,535
  Mortality and expense risk charges (note 3) .                  (673,043)       (307,209)       (139,891)
                                                             ------------   -------------   -------------
   Net investment income .......................               10,904,762      10,047,951       3,236,644
                                                             ------------   -------------   -------------
  Proceeds from mutual funds shares sold .......              445,900,253     263,535,916     104,229,444
  Cost of mutual fund shares sold ..............             (445,900,253)   (263,535,916)   (104,229,444)
                                                             ------------   -------------   -------------
   Realized gain (loss) on investments .........                      -               -               -
  Change in unrealized gain (loss)
   on investments ..............................                      -               -               -
                                                             ------------   -------------   -------------
   Net gain (loss) on investments ..............                      -               -               -
                                                             ------------   -------------   -------------
  Reinvested capital gains .....................                      -               -               -
                                                             ------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........               10,904,762      10,047,951       3,236,644
                                                             ============   =============   =============



                                                                             NSATSmCapG
                                                        --------------------------------------------------
                                                               2001            2000            1999
                                                        --------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $           -               -               -
  Mortality and expense risk charges (note 3) .                  (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------
   Net investment income .......................                 (8,378)         (1,793)            (31)
                                                        ---------------    ------------   -------------

  Proceeds from mutual funds shares sold .......             58,857,290       4,671,162      11,249,953
  Cost of mutual fund shares sold ..............            (60,814,273)     (4,701,490)    (11,295,118)
                                                        ---------------    ------------   -------------
   Realized gain (loss) on investments .........             (1,956,983)        (30,328)        (45,165)
  Change in unrealized gain (loss)
   on investments ..............................                709,961      (1,279,267)      1,020,705
                                                        ---------------    ------------   -------------
   Net gain (loss) on investments ..............             (1,247,022)     (1,309,595)        975,540
                                                        ---------------    ------------   -------------
  Reinvested capital gains .....................                    -            72,445         101,886
                                                        ---------------    ------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $    (1,255,400)     (1,238,943)      1,077,395
                                                        ===============    ============   =============



                                                                         NSATSmCapV
                                                      ------------------------------------------------
                                                           2001             2000            1999
                                                      ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             11,215             -               -
  Mortality and expense risk charges (note 3) .             (25,199)         (6,507)           (609)
                                                      -------------    ------------    ------------
   Net investment income .......................            (13,984)         (6,507)           (609)
                                                      -------------    ------------    ------------

  Proceeds from mutual funds shares sold .......         11,334,811       5,713,553       1,400,366
  Cost of mutual fund shares sold ..............        (11,528,873)     (5,334,666)     (1,184,849)
                                                      -------------    ------------    ------------
   Realized gain (loss) on investments .........           (194,062)        378,887         215,517
  Change in unrealized gain (loss)
   on investments ..............................          2,708,437      (2,383,146)       (194,598)
                                                      -------------    ------------    ------------
   Net gain (loss) on investments ..............          2,514,375      (2,004,259)         20,919
                                                      -------------    ------------    ------------
  Reinvested capital gains .....................          2,816,706       2,830,882         651,318
                                                      -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          5,317,097         820,116         671,628
                                                      =============    ============    ============





                                                                            NSATSmCo
                                                       -----------------------------------------------
                                                              2001            2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................               56,462           6,404             -
  Mortality and expense risk charges (note 3) .               (76,347)        (24,879)         (4,091)
                                                         ------------    ------------    ------------
   Net investment income .......................              (19,885)        (18,475)         (4,091)
                                                         ------------    ------------    ------------

  Proceeds from mutual funds shares sold .......           23,504,984       5,986,277       1,854,552
  Cost of mutual fund shares sold ..............          (30,795,484)     (4,024,143)     (1,415,009)
                                                         ------------    ------------    ------------
   Realized gain (loss) on investments .........           (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
   on investments ..............................            2,058,463      (6,709,330)      2,711,547
                                                         ------------    ------------    ------------
   Net gain (loss) on investments ..............           (5,232,037)     (4,747,196)      3,151,090
                                                         ------------    ------------    ------------
  Reinvested capital gains .....................                  -         6,779,344         500,536
                                                         ------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (5,251,922)      2,013,673       3,647,535
                                                         ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                           NSATStrVal
                                                        ----------------------------------------------
                                                             2001             2000             1999
                                                        ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................        $         8,736         12,032          5,676
  Mortality and expense risk charges (note 3) .                  (1,839)          (439)          (137)
                                                        ---------------   ------------    -----------
   Net investment income .......................                  6,897         11,593          5,539
                                                        ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......              1,397,767      6,700,644        173,459
  Cost of mutual fund shares sold ..............             (1,474,340)    (6,640,337)      (155,571)
                                                        ---------------   ------------    -----------
   Realized gain (loss) on investments .........                (76,573)        60,307         17,888
  Change in unrealized gain (loss)
   on investments ..............................                (36,458)        33,455        (70,115)
                                                        ---------------   ------------    -----------
   Net gain (loss) on investments ..............               (113,031)        93,762        (52,227)
                                                        ---------------   ------------    -----------
  Reinvested capital gains .....................                  2,958            -           22,264
                                                        ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        $      (103,176)       105,355        (24,424)
                                                        ===============   ============    ===========



                                                                         NSATStMCap
                                                        ---------------------------------------------
                                                             2001            2000           1999
                                                        ---------------------------------------------
Investment activity:
  Reinvested dividends .........................                  -              -              -
  Mortality and expense risk charges (note 3) .               (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------
   Net investment income .......................              (50,333)       (36,857)        (2,128)
                                                         ------------   ------------   ------------

  Proceeds from mutual funds shares sold .......           18,357,137     10,455,471      2,132,323
  Cost of mutual fund shares sold ..............          (28,308,562)    (9,038,986)    (1,804,973)
                                                         ------------   ------------   ------------
   Realized gain (loss) on investments .........           (9,951,425)     1,416,485        327,350
  Change in unrealized gain (loss)
   on investments ..............................            1,610,021     (7,958,483)     1,323,586
                                                         ------------   ------------   ------------
   Net gain (loss) on investments ..............           (8,341,404)    (6,541,998)     1,650,936
                                                         ------------   ------------   ------------
  Reinvested capital gains .....................                  -          922,208        515,885
                                                         ------------   ------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (8,391,737)    (5,656,647)     2,164,693
                                                         ============   ============   ============




                                                                            NSATTotRe
                                                        --------------------------------------------
                                                              2001            2000           1999
                                                        --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................              673,924        193,418         96,396
  Mortality and expense risk charges (note 3) .               (52,470)        (5,805)          (606)
                                                         ------------   ------------      ---------
   Net investment income .......................              621,454        187,613         95,790
                                                         ------------   ------------      ---------

  Proceeds from mutual funds shares sold .......            4,083,131      3,055,349        806,876
  Cost of mutual fund shares sold ..............           (7,355,865)    (2,710,595)      (784,668)
                                                         ------------   ------------      ---------
   Realized gain (loss) on investments .........           (3,272,734)       344,754         22,208
  Change in unrealized gain (loss)
   on investments ..............................           (5,934,402)   (13,348,541)       (33,899)
                                                         ------------   ------------      ---------
   Net gain (loss) on investments ..............           (9,207,136)   (13,003,787)       (11,691)
                                                         ------------   ------------      ---------
  Reinvested capital gains .....................            2,562,793     11,991,779        809,302
                                                         ------------   ------------      ---------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (6,022,889)      (824,395)       893,401
                                                         ============   ============      =========



                                                                   NSATGrFoc
                                                  ------------------------------------------
                                                       2001           2000           1999
                                                  ------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................     $       -              -              -
Mortality and expense risk charges (note 3) .             (25)           -              -
                                                  -----------     --------      ---------
 Net investment income ......................             (25)           -              -
                                                  ------------   ---------       --------
Proceeds from mutual funds shares sold ......         829,073      290,188              -
Cost of mutual fund shares sold .............        (958,233)    (317,405)             -
                                                  -----------     --------        -------
 Realized gain (loss) on investments ........        (129,160)     (27,217)             -
Change in unrealized gain (loss)
 on investments .............................          20,323       (4,210)             -
                                                  -----------     --------        -------
 Net gain (loss) on investments .............        (108,837)     (31,427)             -
                                                  -----------     --------        -------
Reinvested capital gains ....................             -              -              -
                                                  -----------     --------        -------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........     $  (108,862)     (31,427)             -
                                                  ===========     ========      =========




                                                                    NBAMTGuard
                                                ---------------------------------------------
                                                         2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................            26,063         16,882          3,977
Mortality and expense risk charges (note 3) .            (9,498)        (1,965)          (679)
                                                   ------------   ------------   ------------
 Net investment income ......................            16,565         14,917          3,298

Proceeds from mutual funds shares sold ......         2,893,136      1,626,130        807,995
Cost of mutual fund shares sold .............        (2,977,733)    (1,517,104)      (670,629)
                                                   ------------   ------------   ------------
 Realized gain (loss) on investments ........           (84,597)       109,026        137,366
Change in unrealized gain (loss)
 on investments .............................          (462,414)      (185,904)        77,047
                                                   ------------   ------------   ------------
 Net gain (loss) on investments .............          (547,011)       (76,878)       214,413
                                                   ------------   ------------   ------------
Reinvested capital gains ....................           372,331            -              -
                                                   ------------   ------------   ------------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........          (158,115)       (61,961)       217,711
                                                   ============   ============   ============




                                                                   NBAMTMCGr
                                                ---------------------------------------------
                                                        2001           2000           1999
                                                ---------------------------------------------
INVESTMENT ACTIVITY:
Reinvested dividends ........................              -              -              -
Mortality and expense risk charges (note 3) .          (68,411)       (41,606)        (7,463)
                                                  ------------   ------------    -----------
 Net investment income ......................          (68,411)       (41,606)        (7,463)

Proceeds from mutual funds shares sold ......       33,835,251     13,583,260      7,840,757
Cost of mutual fund shares sold .............      (48,950,389)    (9,016,924)    (6,652,007)
                                                  ------------   ------------    -----------
 Realized gain (loss) on investments ........      (15,115,138)     4,566,336      1,188,750
Change in unrealized gain (loss)
 on investments .............................        5,289,162    (10,290,829)     3,039,884
                                                  ------------   ------------    -----------
 Net gain (loss) on investments .............       (9,825,976)    (5,724,493)     4,228,634
                                                  ------------   ------------    -----------
Reinvested capital gains ....................              -            6,497         37,807
                                                  ------------   ------------    -----------
   Net increase (decrease) in contract owners'
    equity resulting from operations ........       (9,894,387)    (5,759,602)     4,258,978
                                                  ============   ============    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                            NBAMTPart
                                                       -----------------------------------------------
                                                               2001           2000            1999
                                                       -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        36,401         55,679         56,853
  Mortality and expense risk charges (note 3) .                (10,945)        (5,009)        (2,109)
                                                       ---------------   ------------    -----------
   Net investment income .......................                25,456         50,670         54,744
                                                       ---------------   ------------    -----------

  Proceeds from mutual funds shares sold .......             2,341,117      3,401,374        787,143
  Cost of mutual fund shares sold ..............            (2,988,462)    (3,678,166)      (785,895)
                                                       ---------------   ------------    -----------
   Realized gain (loss) on investments .........              (647,345)      (276,792)         1,248
  Change in unrealized gain (loss)
   on investments ..............................                81,935       (888,222)       196,040
                                                       ---------------   ------------    -----------
   Net gain (loss) on investments ..............              (565,410)    (1,165,014)       197,288
                                                       ---------------   ------------    -----------
  Reinvested capital gains .....................               345,807      1,184,100         98,874
                                                       ---------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (194,147)        69,756        350,906
                                                       ===============   ============    ===========



                                                                        OppAggGro
                                                    ----------------------------------------------
                                                          2001            2000            1999
                                                    ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           510,407            -              -
  Mortality and expense risk charges (note 3) .            (95,553)       (52,493)        (2,942)
                                                      ------------  -------------   ------------
   Net investment income .......................           414,854        (52,493)        (2,942)
                                                      ------------  -------------   ------------

  Proceeds from mutual funds shares sold .......        16,362,515     13,833,125      1,971,772
  Cost of mutual fund shares sold ..............       (31,783,204)    (9,344,555)    (1,353,384)
                                                      ------------  -------------   ------------
   Realized gain (loss) on investments .........       (15,420,689)     4,488,570        618,388
  Change in unrealized gain (loss)
   on investments ..............................       (14,061,702)   (19,721,439)     2,906,737
                                                      ------------  -------------   ------------
   Net gain (loss) on investments ..............       (29,482,391)   (15,232,869)     3,525,125
                                                      ------------  -------------   ------------
  Reinvested capital gains .....................         7,963,996        950,033            -
                                                      ------------  -------------   ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       (21,103,541)   (14,335,329)     3,522,183
                                                      ============  =============   ============



                                                                         OppCapAp
                                                     --------------------------------------------
                                                           2001            2000           1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................           362,712         26,876         10,044
  Mortality and expense risk charges (note 3) .           (114,610)       (35,238)        (4,168)
                                                      ------------   ------------    -----------
   Net investment income .......................           248,102         (8,362)         5,876
                                                      ------------   ------------    -----------

  Proceeds from mutual funds shares sold .......        17,693,448      6,304,788        993,762
  Cost of mutual fund shares sold ..............       (22,343,388)    (4,511,928)      (802,267)
                                                      ------------   ------------    -----------
   Realized gain (loss) on investments .........        (4,649,940)     1,792,860        191,495
  Change in unrealized gain (loss)
   on investments ..............................        (8,865,390)    (5,403,446)     2,561,317
                                                      ------------   ------------    -----------
   Net gain (loss) on investments ..............       (13,515,330)    (3,610,586)     2,752,812
                                                      ------------   ------------    -----------
  Reinvested capital gains .....................         5,442,934      1,434,225        110,334
                                                      ------------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........        (7,824,294)    (2,184,723)     2,869,022
                                                      ============   ============    ===========




                                                                             OppGlSec
                                                       ----------------------------------------------
                                                               2001            2000           1999
                                                       ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................       $        37,643            -              -
  Mortality and expense risk charges (note 3) .                (21,579)        (1,051)           -
                                                       ---------------    -----------    -----------
   Net investment income .......................                16,064         (1,051)           -
                                                       ---------------    -----------    -----------
  Proceeds from mutual funds shares sold .......            19,935,590      3,569,728            -
  Cost of mutual fund shares sold ..............           (21,363,947)    (3,708,378)           -
                                                       ---------------    -----------    -----------
   Realized gain (loss) on investments .........            (1,428,357)      (138,650)           -
  Change in unrealized gain (loss)
   on investments ..............................               324,428         70,484            -
                                                       ---------------    -----------    -----------
   Net gain (loss) on investments ..............            (1,103,929)       (68,166)           -
                                                       ---------------    -----------    -----------
  Reinvested capital gains .....................               697,893            -              -
                                                       ---------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........       $      (389,972)       (69,217)           -
                                                       ===============    ===========    ===========



                                                                         OppMSGrInc
                                                      -----------------------------------------------
                                                             2001           2000             1999
                                                      -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             118,156         38,554         10,187
  Mortality and expense risk charges (note 3) .              (18,967)       (10,265)        (2,014)
                                                         -----------   ------------    -----------
   Net investment income .......................              99,189         28,289          8,173
                                                         -----------   ------------    -----------
  Proceeds from mutual funds shares sold .......           7,977,562      1,958,100        570,677
  Cost of mutual fund shares sold ..............          (9,264,928)    (1,608,534)      (582,947)
                                                         -----------   ------------    -----------
   Realized gain (loss) on investments .........          (1,287,366)       349,566        (12,270)
  Change in unrealized gain (loss)
   on investments ..............................            (953,747)    (2,767,885)       713,752
                                                         -----------   ------------    -----------
   Net gain (loss) on investments ..............          (2,241,113)    (2,418,319)       701,482
                                                         -----------   ------------    -----------
  Reinvested capital gains .....................                 -          509,013         17,163
                                                         -----------   ------------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........          (2,141,924)    (1,881,017)       726,818
                                                         ===========   ============    ===========




                                                                         StOpp(2)
                                                     --------------------------------------------
                                                            2001           2000            1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends .........................             82,454            -              -
  Mortality and expense risk charges (note 3) .             (27,488)        (1,449)           -
                                                       ------------    -----------    -----------
   Net investment income .......................             54,966         (1,449)           -
                                                       ------------    -----------    -----------
  Proceeds from mutual funds shares sold .......          3,937,637      2,262,742            -
  Cost of mutual fund shares sold ..............         (4,710,220)    (2,255,273)           -
                                                       ------------    -----------    -----------
   Realized gain (loss) on investments .........           (772,583)         7,469            -
  Change in unrealized gain (loss)
   on investments ..............................         (2,619,628)      (478,402)           -
                                                       ------------    -----------    -----------
   Net gain (loss) on investments ..............         (3,392,211)      (470,933)           -
                                                       ------------    -----------    -----------
  Reinvested capital gains .....................          2,995,244        501,505            -
                                                       ------------    -----------    -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations .........           (342,001)        29,123            -
                                                       ============    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                               UIFEmMkt
                                                            -----------------------------------------------
                                                                 2001            2000             1999
                                                            -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................          $    209,318         151,314          85,097
  Mortality and expense risk charges (note 3) . ..                (3,684)           (963)           (166)
                                                            ------------    ------------     -----------
   Net investment income .........................               205,634         150,351          84,931
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             9,970,308       1,344,335         218,023
  Cost of mutual fund shares sold ................            (9,895,932)     (1,256,230)       (200,881)
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........                74,376          88,105          17,142
  Change in unrealized gain (loss)
   on investments ................................                49,773        (119,691)         20,955
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................               124,149         (31,586)         38,097
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                   -               -               -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........          $    329,783         118,765         123,028
                                                            ============    ============     ===========



                                                                                UIFMidCapG
                                                           -----------------------------------------------
                                                                  2001             2000            1999
                                                           -----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                    -               -              -
  Mortality and expense risk charges (note 3).....                (2,178)           (162)            -
   Net investment income .........................                (2,178)           (162)            -
                                                            ------------    ------------     -----------
  Proceeds from mutual funds shares sold .........             1,223,717         769,277             -
  Cost of mutual fund shares sold ................            (1,632,353)       (782,583)            -
                                                            ------------    ------------     -----------
   Realized gain (loss) on investments ...........              (408,636)        (13,306)            -
  Change in unrealized gain (loss)
   on investments ................................               (55,910)        (98,350)            -
                                                            ------------    ------------     -----------
   Net gain (loss) on investments ................              (464,546)       (111,656)            -
                                                            ------------    ------------     -----------
  Reinvested capital gains .......................                    -              800             -
                                                            ------------    ------------     -----------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........              (466,724)       (111,018)            -
                                                            ============    ============     ===========





                                                                                  UIFUSRE
                                                           -------------------------------------------------
                                                                    2001            2000            1999
                                                           -------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........................                  543,680         265,214          54,408
  Mortality and expense risk charges (note 3).....                  (14,079)         (2,123)         (1,163)
                                                           ----------------   -------------   -------------
   Net investment income .........................                  529,601         263,091          53,245
                                                           ----------------   -------------   -------------

  Proceeds from mutual funds shares sold .........                6,510,365      10,682,231      10,399,298
  Cost of mutual fund shares sold ................               (6,210,052)    (10,383,636)    (10,439,502)
                                                           ----------------   -------------   -------------
   Realized gain (loss) on investments ...........                  300,313         298,595         (40,204)
  Change in unrealized gain (loss)
   on investments ................................                  250,079         155,839        (130,048)
                                                           ----------------   -------------   -------------
   Net gain (loss) on investments ................                  550,392         454,434        (170,252)
                                                           ----------------   -------------   -------------
  Reinvested capital gains .......................                   99,201          25,130             -
                                                           ----------------   -------------   -------------
     Net increase (decrease) in contract owners'
      equity resulting from operations ...........                1,179,194         742,655        (117,007)
                                                           ================   =============   =============


                                                                             VEWrldEMkt
                                                           ----------------------------------------------
                                                                2001            2000            1999
                                                           ----------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends.........................            $         -               -               -
  Mortality and expense risk charges (note 3)..                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------
   Net investment income.......................                   (2,447)         (1,640)           (139)
                                                           -------------    ------------    ------------

  Proceeds from mutual funds shares sold.......               28,686,132       8,541,759       1,092,848
  Cost of mutual fund shares sold..............              (29,763,363)     (8,950,297)       (857,511)
                                                           -------------    ------------    ------------
   Realized gain (loss) on investments.........               (1,077,231)       (408,538)        235,337
  Change in unrealized gain (loss)
   on investments..............................                1,090,597      (1,655,251)        663,413
                                                           -------------    ------------    ------------
   Net gain (loss) on investments..............                   13,366      (2,063,789)        898,750
                                                           -------------    ------------    ------------
  Reinvested capital gains.....................                      -               -               -
                                                           -------------    ------------    ------------
     Net increase (decrease) in contract owners'
      equity resulting from operations.........            $      10,919      (2,065,429)        898,611
                                                           =============    ============    ============



                                                                              VEWrldHAs
                                                         ------------------------------------------------
                                                                2001             2000             1999
                                                         ------------------------------------------------
INVESTMENT ACTIVITY:
  Reinvested dividends............................                15,222           6,160           2,469
  Mortality and expense risk charges (note 3).....                  (584)           (124)           (295)
                                                           -------------    ------------      ----------
   Net investment income..........................                14,638           6,036           2,174
                                                           -------------    ------------      ----------

  Proceeds from mutual funds shares sold..........             1,165,958       6,042,759         718,765
  Cost of mutual fund shares sold.................            (1,224,245)     (6,013,577)       (692,370)
                                                           -------------    ------------      ----------
   Realized gain (loss) on investments............               (58,287)         29,182          26,395
  Change in unrealized gain (loss)
   on investments.................................              (147,688)         20,687          22,444
                                                           -------------    ------------      ----------
   Net gain (loss) on investments.................              (205,975)         49,869          48,839
                                                           -------------    ------------      ----------
  Reinvested capital gains........................                   -               -               -
                                                           -------------    ------------      ----------
     Net increase (decrease) in contract owners'
      equity resulting from operations............              (191,337)         55,905          51,013
                                                           =============    ============      ==========



See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                             Total
                                                  ---------------------------------------------------------
                                                        2001                 2000               1999
                                                  ---------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................     $     29,771,597         19,565,651          6,402,662
  Realized gain (loss) on investments .......         (180,670,480)        16,571,418          6,807,752
  Change in unrealized gain (loss)
     on investments .........................          (49,709,311)      (178,984,942)        42,568,531
  Reinvested capital gains ..................           40,368,917         50,385,356          6,941,880
                                                  ----------------    ---------------   ----------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....         (160,239,277)       (92,462,517)        62,720,825
                                                  ----------------    ---------------   ----------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................        1,010,149,638        947,537,536        515,112,072
  Transfers between funds ...................                  -                  -                  -
  Surrenders ................................          (51,375,627)       (10,694,705)        (2,953,250)
  Death benefits ............................           (3,332,989)           (65,736)          (165,946)
  Policy loans (net of repayments) (note 5) .           (9,466,546)        (9,821,909)        (4,792,558)
  Deductions for surrender charges (note 2d).           (3,772,586)        (1,692,311)          (378,228)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................         (106,308,018)       (63,687,230)       (28,207,228)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................           (2,763,063)        (1,989,545)          (882,295)
     MSP contracts ..........................             (198,693)          (359,299)           (49,709)
     SL contracts ...........................             (549,866)          (165,436)           (99,794)
                                                  ----------------    ---------------   ----------------
       Net equity transactions ..............          832,382,250        859,061,365        477,583,064
                                                  ----------------    ---------------   ----------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......          672,142,973        766,598,848        540,303,889
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................        1,414,892,441        648,293,593        107,989,704
                                                  ----------------    ---------------   ----------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......     $  2,087,035,414      1,414,892,441        648,293,593
                                                  ================    ===============   ================

CHANGES IN UNITS:
  Beginning units ...........................          116,096,849         50,045,344          9,506,248
                                                  ----------------    ---------------   ----------------
  Units purchased ...........................          136,381,319        109,550,329         66,964,330
  Units redeemed ............................          (61,304,886)       (43,498,824)       (26,425,234)
                                                  ----------------    ---------------   ----------------
  Ending units ..............................          191,173,282        116,096,849         50,045,344
                                                  ================    ===============   ================





                                                                         ACVPIncGr
                                                     --------------------------------------------------
                                                           2001            2000                1999
                                                     --------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................               190,055         56,216             (4,525)
  Realized gain (loss) on investments .......            (1,838,222)        63,909            266,293
  Change in unrealized gain (loss)
     on investments .........................              (668,796)    (2,277,235)           692,513
  Reinvested capital gains ..................                   -              -                  -
                                                     --------------   ------------       ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....            (2,316,963)    (2,157,110)           954,281
                                                     --------------   ------------       ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................            16,904,735      9,141,279          4,843,884
  Transfers between funds ...................             8,194,621      7,485,967          5,659,068
  Surrenders ................................            (6,353,743)      (307,329)           (25,955)
  Death benefits ............................               (25,257)        (1,577)            (1,531)
  Policy loans (net of repayments) (note 5) .               (56,773)       (57,111)           (99,683)
  Deductions for surrender charges (note 2d).              (480,766)       (48,631)            (3,324)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................            (1,951,663)    (1,117,246)          (410,626)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................               (46,275)       (32,044)           (13,701)
     MSP contracts ..........................                (4,657)        (6,176)            (1,582)
     SL contracts ...........................                (8,572)        (4,637)            (1,422)
                                                     --------------   ------------       ------------
       Net equity transactions ..............            16,171,650     15,052,495          9,945,128
                                                     --------------   ------------       ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......            13,854,687     12,895,385         10,899,409
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................            25,030,230     12,134,845          1,235,436
                                                     --------------   ------------       ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......            38,884,917     25,030,230         12,134,845
                                                     ==============   ============       ============

CHANGES IN UNITS:
  Beginning units ...........................             2,108,572        874,749             97,382
                                                     --------------   ------------       ------------
  Units purchased ...........................             2,012,075      1,358,922            990,326
  Units redeemed ............................              (537,943)      (125,099)          (212,959)
                                                     --------------   ------------       ------------
  Ending units ..............................             3,582,704      2,108,572            874,749
                                                     ==============   ============       ============




                                                                                   ACVPInt
                                                        -------------------------------------------------------------
                                                                  2001               2000                   1999
                                                        -------------------------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income .....................                     (41,095)           (14,005)                (3,029)
  Realized gain (loss) on investments .......                 (25,475,199)         2,847,917                628,064
  Change in unrealized gain (loss)
     on investments .........................                   6,676,950        (10,029,310)             4,031,727
  Reinvested capital gains ..................                   4,068,852            445,800                    -
                                                           --------------     --------------           ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations .....                 (14,770,492)        (6,749,598)             4,656,762
                                                           --------------     --------------           ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ........................                  15,964,755         17,266,035              3,440,338
  Transfers between funds ...................                   3,600,743         20,394,660              5,542,573
  Surrenders ................................                  (1,245,708)          (174,891)                (6,193)
  Death benefits ............................                     (52,127)            (5,691)                (3,352)
  Policy loans (net of repayments) (note 5) .                    (242,467)          (199,083)              (114,731)
  Deductions for surrender charges (note 2d).                     (94,258)           (27,674)                  (793)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) ......................                  (2,510,290)        (1,602,834)              (514,310)
  Asset charges (note 3):
     FPVUL & VEL contracts ..................                     (68,490)           (60,820)               (21,791)
     MSP contracts ..........................                      (7,374)            (7,381)                  (570)
     SL contracts ...........................                      (9,576)            (7,846)                (1,478)
                                                           --------------     --------------           ------------
       Net equity transactions ..............                  15,335,208         35,574,475              8,319,693
                                                           --------------     --------------           ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......                     564,716         28,824,877             12,976,455
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD .................................                  44,280,105         15,455,228              2,478,773
                                                           --------------     --------------           ------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......                  44,844,821         44,280,105             15,455,228
                                                           ==============     ==============           ============

CHANGES IN UNITS:
  Beginning units ...........................                   3,063,338            830,394                209,297
                                                           --------------     --------------           ------------
  Units purchased ...........................                   1,803,688          2,368,251                682,334
  Units redeemed ............................                    (407,148)          (135,307)               (61,237)
                                                           --------------     --------------           ------------
  Ending units ..............................                   4,459,878          3,063,338                830,394
                                                           ==============     ==============           ============



                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        ACVPValue                              CSWPGPV
                                                   ----------------------------------------------  -------------------------------
                                                         2001             2000          1999             2001            2000
                                                   ----------------------------------------------  -------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     94,634          26,769           8,355            (688)         (1,199)
  Realized gain (loss) on investments ..........        784,993           5,242         (38,029)       (390,882)        225,824
  Change in unrealized gain (loss)
     on investments ............................      1,499,813         865,295        (142,040)         71,425        (716,480)
  Reinvested capital gains .....................           --            74,870          85,768            --           141,743
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,379,440         972,176         (85,946)       (320,145)       (350,112)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,837,359       2,380,936         698,376         250,521         381,654
  Transfers between funds ......................     16,354,241       2,477,656         905,970         (26,438)        297,999
  Surrenders ...................................       (440,086)       (104,084)         (7,715)        (21,815)        (12,588)
  Death benefits ...............................        (62,019)           --              --              (101)           --
  Policy loans (net of repayments) (note 5) ....        (77,901)         (8,731)        (15,452)        (34,453)         (6,839)
  Deductions for surrender charges (note 2d) ...        (33,300)        (16,470)           (988)         (1,651)         (1,992)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,132,828)       (264,459)       (132,120)        (57,060)        (83,921)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (39,218)        (10,699)         (5,363)         (2,815)         (4,492)
     MSP contracts .............................         (2,191)           (992)           (203)           (703)           (481)
     SL contracts ..............................         (5,079)           (751)           (147)           (357)           (736)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     19,398,978       4,452,406       1,442,358         105,128         568,604
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     21,778,418       5,424,582       1,356,412        (215,017)        218,492
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,407,954       1,983,372         626,960       1,108,379         889,887
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 29,186,372       7,407,954       1,983,372         893,362       1,108,379
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        617,384         193,386          59,864          80,230          51,860
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,682,878         464,887         171,328          28,628          43,425
  Units redeemed ...............................       (139,085)        (40,889)        (37,806)        (16,202)        (15,055)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,161,177         617,384         193,386          92,656          80,230
                                                   ============    ============    ============    ============    ============

                                                       CSWPGPV                        CSWPIntEq
                                                   --------------   --------------------------------------------
                                                         1999             2001            2000          1999
                                                   --------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            (154)           (824)         11,560          19,201
  Realized gain (loss) on investments ..........          86,674      (1,154,946)        242,925         115,611
  Change in unrealized gain (loss)
     on investments ............................         208,276         737,104      (1,294,832)        581,395
  Reinvested capital gains .....................            --              --           310,165            --
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         294,796        (418,666)       (730,182)        716,207
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         170,257         361,952         467,135         386,407
  Transfers between funds ......................         306,681        (278,163)        625,009         716,698
  Surrenders ...................................          (1,792)        (67,204)        (33,371)         (6,378)
  Death benefits ...............................            --              (114)           --              --
  Policy loans (net of repayments) (note 5) ....          (2,901)        (26,312)        (16,955)         (4,356)
  Deductions for surrender charges (note 2d) ...            (229)         (5,085)         (5,281)           (817)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (61,093)       (122,795)       (157,048)       (114,080)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,843)         (6,614)         (8,846)         (5,328)
     MSP contracts .............................             (24)           (507)           (866)           (367)
     SL contracts ..............................             (63)           (734)           (834)           (328)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         408,993        (145,576)        868,943         971,451
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         703,789        (564,242)        138,761       1,687,658
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         186,098       2,424,442       2,285,681         598,023
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         889,887       1,860,200       2,424,442       2,285,681
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          17,619         210,354         141,958          56,767
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          38,599          37,812          84,215          98,872
  Units redeemed ...............................          (4,358)        (41,750)        (15,819)        (13,681)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          51,860         206,416         210,354         141,958
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      CSWPVal                             DryEuroEq
                                                   -------------------------------------------  ------------------------------
                                                         2001          2000           1999           2001           2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (5,391)        22,477          8,941          9,312          2,393
  Realized gain (loss) on investments ..........        33,836         93,144         (2,440)      (524,850)       (61,506)
  Change in unrealized gain (loss)
     on investments ............................       (66,654)        87,894         (2,238)       (19,212)        26,273
  Reinvested capital gains .....................          --           23,283         18,278           --           39,799
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (38,209)       226,798         22,541       (534,750)         6,959
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       479,149        576,937        486,214      1,122,135        298,004
  Transfers between funds ......................       819,215        628,024           (106)      (279,014)     1,063,297
  Surrenders ...................................       (30,177)        (4,490)        (2,612)       (37,778)           (23)
  Death benefits ...............................          --             --             --           (1,076)          --
  Policy loans (net of repayments) (note 5) ....       (11,554)       (20,705)        (3,476)          (528)          (310)
  Deductions for surrender charges (note 2d) ...        (2,283)          (710)          (334)        (2,858)            (4)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (170,041)      (131,580)       (53,820)      (135,716)       (41,463)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,847)        (4,272)        (2,591)        (3,369)        (1,518)
     MSP contracts .............................          (626)          (428)           (46)          (341)          (296)
     SL contracts ..............................          (781)          (681)           (57)          (655)          (300)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,077,055      1,042,095        423,172        660,800      1,317,387
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,038,846      1,268,893        445,713        126,050      1,324,346
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     2,434,534      1,165,641        719,928      1,459,019        134,673
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 3,473,380      2,434,534      1,165,641      1,585,069      1,459,019
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       200,517        102,845         66,036        115,223         10,415
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       104,429        114,059         67,676        113,434        110,285
  Units redeemed ...............................       (19,562)       (16,387)       (30,867)       (54,260)        (5,477)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       285,384        200,517        102,845        174,397        115,223
                                                   ===========    ===========    ===========    ===========    ===========

                                                     DryEuroEq                      DrySRGro
                                                   -------------   ------------------------------------------
                                                          1999          2001            2000            1999
                                                   -------------   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             266         (3,669)       127,586            190
  Realized gain (loss) on investments ..........             360     (1,322,306)       286,804        137,365
  Change in unrealized gain (loss)
     on investments ............................           9,997     (3,298,528)    (2,392,732)       901,808
  Reinvested capital gains .....................           1,251           --             --          279,678
                                                     -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          11,874     (4,624,503)    (1,978,342)     1,319,041
                                                     -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................           8,625     10,416,978      5,340,142      2,335,241
  Transfers between funds ......................         114,306      1,388,663      6,492,229      4,065,765
  Surrenders ...................................            --         (464,880)      (161,374)       (13,484)
  Death benefits ...............................            --          (77,433)        17,714        (18,063)
  Policy loans (net of repayments) (note 5) ....            --         (183,269)      (253,461)       (33,299)
  Deductions for surrender charges (note 2d) ...            --          (35,176)       (25,536)        (1,727)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................             (92)    (2,070,697)    (1,388,349)      (506,680)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................             (32)       (60,803)       (49,907)       (17,385)
     MSP contracts .............................              (8)        (3,920)        (4,193)          (332)
     SL contracts ..............................            --           (5,979)        (2,607)          (913)
                                                     -----------    -----------    -----------    -----------
       Net equity transactions .................         122,799      8,903,484      9,964,658      5,809,123
                                                     -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         134,673      4,278,981      7,986,316      7,128,164
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................            --       16,486,408      8,500,092      1,371,928
                                                     -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         134,673     20,765,389     16,486,408      8,500,092
                                                     ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................            --        1,132,559        509,172        106,093
                                                     -----------    -----------    -----------    -----------
  Units purchased ..............................          10,455      1,120,486        741,714        445,091
  Units redeemed ...............................             (40)      (348,304)      (118,327)       (42,012)
                                                     -----------    -----------    -----------    -----------
  Ending units .................................          10,415      1,904,741      1,132,559        509,172
                                                     ===========    ===========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999

                                                                        DryStkIx                                   DryAp
                                                   -----------------------------------------------    ------------------------------
                                                         2001             2000             1999             2001            2000
                                                   -----------------------------------------------    ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   2,225,892        1,474,581          613,975          221,754        147,948
  Realized gain (loss) on investments ..........     (13,853,031)       3,585,686          612,737       (1,084,787)       353,748
  Change in unrealized gain (loss)
     on investments ............................     (22,871,757)     (27,898,576)      11,117,238       (1,683,766)    (1,102,409)
  Reinvested capital gains .....................       1,239,287        3,654,055          672,634             --          355,671
                                                   -------------    -------------    -------------    -------------   ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (33,259,609)     (19,184,254)      13,016,584       (2,546,799)      (245,042)
                                                   -------------    -------------    -------------    -------------   ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      78,670,945       68,654,997       41,330,848        9,000,607     13,754,528
  Transfers between funds ......................     (16,553,579)      72,727,790       57,817,925       (1,111,989)     1,480,475
  Surrenders ...................................      (9,057,375)      (1,341,027)        (626,906)        (763,458)      (176,111
  Death benefits ...............................        (767,254)           2,224          (24,555)         (96,423)          --
  Policy loans (net of repayments) (note 5) ....      (1,107,133)        (792,260)        (192,790)        (105,753)      (114,896)
  Deductions for surrender charges (note 2d) ...        (685,340)        (212,202)         (80,289)         (57,768)       (27,867)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (12,949,074)      (8,955,356)      (4,045,059)      (1,733,024)    (1,277,668)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (346,249)        (279,995)        (134,875)         (43,557)       (33,727)
     MSP contracts .............................         (32,180)         (49,600)          (4,126)          (1,513)        (5,950)
     SL contracts ..............................         (71,257)         (28,362)         (11,443)          (7,972)        (1,121)
                                                   -------------    -------------    -------------    -------------   ------------
       Net equity transactions .................      37,101,504      129,726,209       94,028,730        5,079,150     13,597,663
                                                   -------------    -------------    -------------    -------------   ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       3,841,895      110,541,955      107,045,314        2,532,351     13,352,621
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     231,961,839      121,419,884       14,374,570       32,278,418     18,925,797
                                                   -------------    -------------    -------------    -------------   ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 235,803,734      231,961,839      121,419,884       34,810,769     32,278,418
                                                   =============    =============    =============    =============   ============

CHANGES IN UNITS:
  Beginning units ..............................      18,907,653        8,707,267        1,136,754        2,588,042      1,466,981
                                                   -------------    -------------    -------------    -------------   ------------
  Units purchased ..............................       8,863,550       11,088,744        7,959,543        1,042,009      1,345,193
  Units redeemed ...............................      (6,481,810)        (888,358)        (389,030)        (605,411)      (224,132)
                                                   -------------    -------------    -------------    -------------   ------------
  Ending units .................................      21,289,393       18,907,653        8,707,267        3,024,640      2,588,042
                                                   =============    =============    =============    =============   ============

                                                         DryAp                            FISFedQual
                                                     -------------     -----------------------------------------------
                                                           1999            2001             2000               1999
                                                     ------------      -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................            82,323        1,359,733          248,090           (3,162)
  Realized gain (loss) on investments ..........           369,370        5,098,570          126,755           (1,907)
  Change in unrealized gain (loss)
     on investments ............................           649,339       (1,493,674)       2,975,611           40,201
  Reinvested capital gains .....................            68,742          147,643             --               --
                                                     -------------    -------------    -------------    -------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         1,169,774        5,112,272        3,350,456           35,132
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        12,955,621       10,012,591       18,965,217        3,119,190
  Transfers between funds ......................         4,076,889      (18,061,162)      19,532,260        8,049,110
  Surrenders ...................................           (56,786)        (161,111)            --               --
  Death benefits ...............................            (6,440)         (55,447)          (5,851)            --
  Policy loans (net of repayments) (note 5) ....           (32,681)         (30,969)          (6,815)            --
  Deductions for surrender charges (note 2d) ...            (7,273)         (12,191)            --               --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................          (701,318)      (1,846,772)        (606,106)         (20,060)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (17,976)         (21,564)          (2,155)             (31)
     MSP contracts .............................              (683)          (1,043)            (611)             (21)
     SL contracts ..............................            (1,755)          (2,164)            (235)            --
                                                     -------------    -------------    -------------    -------------
       Net equity transactions .................        16,207,598      (10,179,832)      37,875,704       11,148,188
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        17,377,372       (5,067,560)      41,226,160       11,183,320
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         1,548,425       52,409,480       11,183,320             --
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        18,925,797       47,341,920       52,409,480       11,183,320
                                                     =============    =============    =============    =============

CHANGES IN UNITS:
  Beginning units ..............................           120,461        4,818,737        1,133,916             --
                                                     -------------    -------------    -------------    -------------
  Units purchased ..............................         1,811,470        2,378,798        3,748,621        1,141,400
  Units redeemed ...............................          (464,950)      (3,155,724)         (63,800)          (7,484)
                                                     -------------    -------------    -------------    -------------
  Ending units .................................         1,466,981        4,041,811        4,818,737        1,133,916
                                                     =============    =============    =============    =============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPEIS                            FidVIPGrS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999           2001             2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    411,117         262,884          93,800        (138,980)        (60,006)
  Realized gain (loss) on investments ..........       (701,218)       (546,971)        303,591     (13,354,389)      1,245,093
  Change in unrealized gain (loss)
     on investments ............................     (3,016,312)      1,470,791        (277,459)    (10,987,478)    (19,309,179)
  Reinvested capital gains .....................      1,383,058       1,063,019         214,564       6,737,804       5,556,689
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,923,355)      2,249,723         334,496     (17,743,043)    (12,567,403)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,788,407       7,850,333       4,448,956      40,138,736      37,211,019
  Transfers between funds ......................     18,394,027       4,967,158       6,896,656      (7,406,015)     39,402,444
  Surrenders ...................................       (792,454)       (341,944)        (80,452)     (5,421,805)       (572,831)
  Death benefits ...............................       (202,403)         (6,617)         (1,391)        (85,131)        (17,086)
  Policy loans (net of repayments) (note 5) ....       (163,750)       (315,976)       (144,802)       (455,745)       (799,676)
  Deductions for surrender charges (note 2d) ...        (59,962)        (54,109)        (10,304)       (410,249)        (90,644)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (3,127,024)     (1,698,463)     (1,124,439)     (7,373,061)     (5,241,119)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (99,874)        (68,189)        (43,634)       (212,959)       (178,345)
     MSP contracts .............................         (7,057)         (4,739)         (1,965)        (13,536)        (24,381)
     SL contracts ..............................        (11,473)         (5,991)         (1,316)        (27,391)        (12,861)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     27,718,437      10,321,463       9,937,309      18,732,844      69,676,520
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     25,795,082      12,571,186      10,271,805         989,801      57,109,117
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     28,612,353      16,041,167       5,769,362      99,536,403      42,427,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 54,407,435      28,612,353      16,041,167     100,526,204      99,536,403
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,297,584       1,374,484         517,910       6,561,226       2,322,709
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      2,813,226       1,252,718         975,907       3,919,641       4,664,500
  Units redeemed ...............................       (372,658)       (329,618)       (119,333)     (2,359,294)       (425,983)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      4,738,152       2,297,584       1,374,484       8,121,573       6,561,226
                                                   ============    ============    ============    ============    ============



                                                      FidVIPGrS                      FidVIPHIS
                                                   -------------   ----------------------------------------------
                                                         1999           2001            2000             1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (4,278)      1,945,684         689,813         363,341
  Realized gain (loss) on investments ..........        146,210      (5,088,408)     (1,172,059)       (114,464)
  Change in unrealized gain (loss)
     on investments ............................      6,093,883         462,487      (3,641,858)        103,063
  Reinvested capital gains .....................        543,154            --              --            13,640
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      6,778,969      (2,680,237)     (4,124,104)        365,580
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,666,314       5,988,955       7,533,788       2,442,012
  Transfers between funds ......................     20,406,545       1,708,086       3,220,351       3,417,897
  Surrenders ...................................        (63,057)     (2,262,302)       (716,896)        (30,819)
  Death benefits ...............................        (10,491)        (23,795)           --            (1,204)
  Policy loans (net of repayments) (note 5) ....       (177,397)        (66,288)         (1,732)       (134,160)
  Deductions for surrender charges (note 2d) ...         (8,076)       (171,180)       (113,440)         (3,947)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,671,275)       (963,420)       (677,508)       (455,068)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (55,807)        (24,816)        (22,619)        (18,072)
     MSP contracts .............................         (2,486)         (2,294)         (3,871)         (1,135)
     SL contracts ..............................         (3,848)         (4,741)         (2,510)         (1,596)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     32,080,422       4,178,205       9,215,563       5,213,908
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     38,859,391       1,497,968       5,091,459       5,579,488
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      3,567,895      14,195,423       9,103,964       3,524,476
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     42,427,286      15,693,391      14,195,423       9,103,964
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        256,014       1,807,889         895,631         368,766
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      2,192,613       1,016,232       1,222,377         623,361
  Units redeemed ...............................       (125,918)       (547,634)       (310,119)        (96,496)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      2,322,709       2,276,487       1,807,889         895,631
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        FidVIPOvS                            FidVIPConS
                                                   --------------------------------------------    -----------------------------
                                                         2001            2000           1999            2001            2000
                                                   --------------------------------------------    -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,160,435         167,888          11,251         257,436          65,914
  Realized gain (loss) on investments ..........    (12,490,138)     (1,765,190)        730,465      (5,093,795)        528,352
  Change in unrealized gain (loss)
     on investments ............................      3,190,822      (4,479,931)      1,849,661      (3,013,382)     (6,926,956)
  Reinvested capital gains .....................      1,957,820       1,409,432          34,048       1,230,579       3,401,735
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,181,061)     (4,667,801)      2,625,425      (6,619,162)     (2,930,955)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,190,419       8,505,042       1,371,398      15,319,963      13,331,258
  Transfers between funds ......................       (546,602)      8,652,600       8,415,589       3,681,440      16,551,717
  Surrenders ...................................     (5,250,024)       (105,541)        (26,372)       (995,784)       (475,190)
  Death benefits ...............................        (56,878)        (10,322)           (308)        (90,406)        (21,261)
  Policy loans (net of repayments) (note 5) ....        (64,044)        (59,458)        (21,644)       (394,100)       (383,633)
  Deductions for surrender charges (note 2d) ...       (397,251)        (16,701)         (3,377)        (75,347)        (75,193)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,432,362)     (1,042,254)       (318,257)     (4,535,549)     (3,087,387)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (33,180)        (27,681)        (10,339)       (150,018)       (119,105)
     MSP contracts .............................         (1,604)         (7,325)           (724)         (5,104)        (13,801)
     SL contracts ..............................         (6,274)         (2,147)           (955)        (18,408)         (4,789)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,402,200      15,886,213       9,405,011      12,736,687      25,702,616
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (3,778,861)     11,218,412      12,030,436       6,117,525      22,771,661
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     24,323,563      13,105,151       1,074,715      47,371,947      24,600,286
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 20,544,702      24,323,563      13,105,151      53,489,472      47,371,947
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,097,033         897,019          95,893       3,295,764       1,555,137
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................      1,124,267       1,314,737         863,392       1,623,710       2,019,106
  Units redeemed ...............................       (992,359)       (114,723)        (62,266)       (655,508)       (278,479)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,228,941       2,097,033         897,019       4,263,966       3,295,764
                                                   ============    ============    ============    ============    ============


                                                    FidVIPConS                       FidVIPGrOpS
                                                   ------------    ---------------------------------------------
                                                        1999             2001           2000             1999
                                                   ------------    ---------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         22,353          17,074         114,308          25,116
  Realized gain (loss) on investments ..........        214,850      (1,796,023)       (205,257)         53,554
  Change in unrealized gain (loss)
     on investments ............................      3,006,379        (394,636)     (3,225,818)        137,134
  Reinvested capital gains .....................        195,897            --           662,022          55,207
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,439,479      (2,173,585)     (2,654,745)        271,011
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      6,884,353       4,061,107       4,026,349       3,045,388
  Transfers between funds ......................     11,647,164         600,250       4,007,402       5,377,081
  Surrenders ...................................       (454,009)       (236,679)       (106,913)       (191,409)
  Death benefits ...............................         (4,599)        (18,957)        (14,827)         (1,216)
  Policy loans (net of repayments) (note 5) ....       (155,019)       (102,112)       (182,797)        (42,620)
  Deductions for surrender charges (note 2d) ...        (58,146)        (17,909)        (16,918)        (24,514)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,389,362)     (1,325,485)     (1,045,761)       (632,760)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (50,526)        (41,292)        (39,737)        (23,008)
     MSP contracts .............................         (1,103)         (2,602)         (3,764)         (1,943)
     SL contracts ..............................         (2,492)         (4,804)         (3,068)         (1,552)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     16,416,261       2,911,517       6,619,966       7,503,447
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     19,855,740         737,932       3,965,221       7,774,458
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,744,546      14,159,293      10,194,072       2,419,614
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     24,600,286      14,897,225      14,159,293      10,194,072
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        365,486       1,359,801         798,468         194,457
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,338,819         601,865         797,422         679,802
  Units redeemed ...............................       (149,168)       (278,588)       (236,089)        (75,791)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,555,137       1,683,078       1,359,801         798,468
                                                   ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    JanCapAp                             JanGlTech
                                                   -----------------------------------  ----------------------------------
                                                         2001            2000     1999       2001           2000     1999
                                                   -----------------------------------  ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    230,698         130,055    -         88,214          88,473    -
  Realized gain (loss) on investments ..........     (6,754,756)       (531,461)   -     (7,338,510)     (1,654,449)   -
  Change in unrealized gain (loss)
     on investments ............................       (170,898)     (3,401,482)   -        249,355      (5,609,957)   -
  Reinvested capital gains .....................           --              --      -           --              --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,694,956)     (3,802,888)   -     (7,000,941)     (7,175,933)   -
                                                   ------------    ------------   ---   -----------     -----------  ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     10,087,668       4,655,897    -      7,602,918       5,576,181    -
  Transfers between funds ......................      8,106,584      22,374,018    -      1,847,915      18,371,062    -
  Surrenders ...................................       (301,372)        (74,366)   -       (488,064)        (65,589)   -
  Death benefits ...............................        (70,562)           --      -         (8,194)           (282)   -
  Policy loans (net of repayments) (note 5) ....       (120,940)        (27,728)   -        (43,323)        (67,411)   -
  Deductions for surrender charges (note 2d) ...        (22,804)        (11,767)   -        (36,930)        (10,379)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,452,006)       (892,334)   -     (1,585,925)       (930,882)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (70,990)        (33,096)   -        (45,749)        (32,832)   -
     MSP contracts .............................         (2,884)         (4,072)   -         (1,223)         (5,353)   -
     SL contracts ..............................         (9,847)         (1,406)   -         (5,981)           (670)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
       Net equity transactions .................     15,142,847      25,985,146    -      7,235,444      22,833,845    -
                                                   ------------    ------------   ---   -----------     -----------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      8,447,891      22,182,258    -        234,503      15,657,912    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     22,182,258            --      -     15,657,912            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 30,630,149      22,182,258    -     15,892,415      15,657,912    -
                                                   ============    ============   ===   ===========     ===========  ===

CHANGES IN UNITS:
  Beginning units ..............................      2,695,290            --      -      2,380,162            --      -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Units purchased ..............................      2,555,765       2,815,308    -      2,389,863       2,513,806    -
  Units redeemed ...............................       (481,485)       (120,018)   -       (912,397)       (133,644)   -
                                                   ------------    ------------   ---   -----------     -----------  ---
  Ending units .................................      4,769,570       2,695,290    -      3,857,628       2,380,162    -
                                                   ============    ============   ===   ===========     ===========  ===

                                                                   JanIntGro
                                                    -----------------------------------
                                                        2001            2000      1999
                                                    ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        169,625         477,547    --
  Realized gain (loss) on investments ..........    (11,364,969)     (1,380,504)   --
  Change in unrealized gain (loss)
     on investments ............................      4,906,857      (2,809,392)   --
  Reinvested capital gains .....................           --              --      --
                                                    -----------     -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (6,288,487)     (3,712,349)   --
                                                    -----------     -----------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     13,346,220       3,860,854    --
  Transfers between funds ......................     10,737,224      19,317,238    --
  Surrenders ...................................       (254,359)        (64,857)   --
  Death benefits ...............................        (51,142)         (1,321)   --
  Policy loans (net of repayments) (note 5) ....       (111,482)        (44,077)   --
  Deductions for surrender charges (note 2d) ...        (19,246)        (10,263)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (2,088,452)       (688,560)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (57,868)        (25,778)   --
     MSP contracts .............................         (2,238)         (2,921)   --
     SL contracts ..............................         (6,975)           (733)   --
                                                    -----------     -----------   ---
       Net equity transactions .................     21,491,682      22,339,582    --
                                                    -----------     -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     15,203,195      18,627,233    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     18,627,233            --      --
                                                    -----------     -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     33,830,428      18,627,233    --
                                                    ===========     ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................      2,253,062            --      --
                                                    -----------     -----------   ---
  Units purchased ..............................      3,505,685       2,353,803    --
  Units redeemed ...............................       (400,617)       (100,741)   --
                                                    -----------     -----------   ---
  Ending units .................................      5,358,130       2,253,062    --
                                                    ===========     ===========   ===


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NSATCapAp                              NSATMidCapIx
                                                   ---------------------------------------------   -----------------------------
                                                        2001            2000           1999              2001            2000
                                                   ---------------------------------------------   -----------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (7,359)         30,760          93,682          54,108          23,516
  Realized gain (loss) on investments ..........     (9,049,823)       (652,870)        538,187        (614,375)        291,278
  Change in unrealized gain (loss)
     on investments ............................      3,255,014     (11,341,220)     (1,637,699)        601,633        (336,854)
  Reinvested capital gains .....................           --         4,845,304       1,352,393         145,893         238,697
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (5,802,168)     (7,118,026)        346,563         187,259         216,637
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      5,717,712       8,485,213       9,062,429       4,313,632       1,349,384
  Transfers between funds ......................     (3,464,155)      1,967,580       7,693,905       7,424,370       4,514,754
  Surrenders ...................................       (662,031)       (306,983)       (206,070)       (158,510)         (1,416)
  Death benefits ...............................        (35,835)         10,787         (17,696)        (19,824)           --
  Policy loans (net of repayments) (note 5) ....       (121,485)       (245,557)        (72,988)        (45,778)         (1,227)
  Deductions for surrender charges (note 2d) ...        (50,094)        (48,576)        (26,392)        (11,994)           (224)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................     (1,928,000)     (2,322,085)     (1,637,150)       (922,352)       (182,757)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (59,480)        (83,996)        (57,366)        (26,787)         (7,127)
     MSP contracts .............................         (3,712)         (5,475)         (1,785)         (1,036)         (2,018)
     SL contracts ..............................         (5,083)         (4,898)         (1,205)         (7,302)           (272)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................       (612,163)      7,446,010      14,735,682      10,544,419       5,669,097
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (6,414,331)        327,984      15,082,245      10,731,678       5,885,734
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     21,723,803      21,395,819       6,313,574       6,706,080         820,346
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,309,472      21,723,803      21,395,819      17,437,758       6,706,080
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      2,348,405       1,644,036         485,911         447,279          61,224
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        868,642       1,198,867       1,379,462         842,197         399,626
  Units redeemed ...............................       (990,546)       (494,498)       (221,337)        (90,317)        (13,571)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      2,226,501       2,348,405       1,644,036       1,199,159         447,279
                                                   ============    ============    ============    ============    ============

                                                    NSATMidCapIx                       NSATEqInc
                                                   -------------   -----------------------------------------------
                                                        1999               2001           2000           1999
                                                   -------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           1,210          55,324          14,259           1,651
  Realized gain (loss) on investments ..........          14,818        (117,452)         46,405          16,878
  Change in unrealized gain (loss)
     on investments ............................          51,305        (341,379)       (334,972)         84,114
  Reinvested capital gains .....................          47,431            --              --               202
                                                    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         114,764        (403,507)       (274,308)        102,845
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          29,706       1,335,353         473,028         100,722
  Transfers between funds ......................         418,208       2,490,417       1,253,216         527,196
  Surrenders ...................................            (445)        (74,711)         (6,869)           (207)
  Death benefits ...............................            --            (6,873)           --              --
  Policy loans (net of repayments) (note 5) ....          (3,245)            756         (32,403)         (1,768)
  Deductions for surrender charges (note 2d) ...             (57)         (5,653)         (1,087)            (26)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (35,179)       (295,375)       (157,503)        (48,952)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (2,054)         (8,213)         (5,044)         (1,993)
     MSP contracts .............................             (35)           (850)           (589)            (80)
     SL contracts ..............................             (34)           (743)           (503)            (77)
                                                    ------------    ------------    ------------    ------------
       Net equity transactions .................         406,865       3,434,108       1,522,246         574,815
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         521,629       3,030,601       1,247,938         677,660
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         298,717       2,169,612         921,674         244,014
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         820,346       5,200,213       2,169,612         921,674
                                                    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          26,958         180,572          67,642          21,211
                                                    ------------    ------------    ------------    ------------
  Units purchased ..............................          37,816         386,266         135,367          51,440
  Units redeemed ...............................          (3,550)        (38,446)        (22,437)         (5,009)
                                                    ------------    ------------    ------------    ------------
  Ending units .................................          61,224         528,392         180,572          67,642
                                                    ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATHIncBd                            NSATEmMkt
                                                   ---------------------------------------------  ------------------------------
                                                        2001            2000            1999              2001          2000
                                                   ---------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $  1,396,651       1,110,135         305,361           1,212            --
  Realized gain (loss) on investments ..........     (2,597,008)       (309,417)          2,166          40,116          (3,018)
  Change in unrealized gain (loss)
     on investments ............................      1,237,276      (1,573,020)       (155,595)         31,257             336
  Reinvested capital gains .....................           --              --               645            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         36,919        (772,302)        152,577          72,585          (2,682)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      1,942,949       5,531,190       4,145,976          86,450             430
  Transfers between funds ......................     (6,906,064)      2,945,536       3,041,733         886,606          23,571
  Surrenders ...................................       (202,910)       (202,047)         (1,402)            (24)           --
  Death benefits ...............................        (30,268)           (243)           --              (173)           --
  Policy loans (net of repayments) (note 5) ....        (23,836)         27,348          (1,976)         (3,481)           --
  Deductions for surrender charges (note 2d) ...        (15,354)        (31,972)           (180)             (2)           --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (477,273)       (295,849)       (134,672)        (29,062)           (398)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (10,073)         (5,820)         (4,222)           (892)            (17)
     MSP contracts .............................           (800)           (873)            (16)           (431)           --
     SL contracts ..............................         (2,394)           (176)           (549)           (201)            (73)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................     (5,726,023)      7,967,094       7,044,692         938,790          23,513
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     (5,689,104)      7,194,792       7,197,269       1,011,375          20,831
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     15,363,078       8,168,286         971,017          20,831            --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  9,673,974      15,363,078       8,168,286       1,032,206          20,831
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................      1,660,401         805,022          92,454           2,391            --
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        435,364         918,997         756,587         126,952           2,438
  Units redeemed ...............................     (1,123,090)        (63,618)        (44,019)         (4,375)            (47)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        972,675       1,660,401         805,022         124,968           2,391
                                                   ============    ============    ============    ============    ============



                                                   NSATEmMkt             NSATGlobTC
                                                   ---------  ------------------------------------
                                                     1999      2001            2000      1999
                                                   ------     ------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................      -           (251)           --      --
  Realized gain (loss) on investments ..........      -       (486,708)         (4,426)   --
  Change in unrealized gain (loss)
     on investments ............................      -        108,169        (195,957)   --
  Reinvested capital gains .....................      -           --            10,013    --
                                                     ---  ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      -       (378,790)       (190,370)   --
                                                     ---  ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      -        308,149          36,330    --
  Transfers between funds ......................      -        822,431         719,894    --
  Surrenders ...................................      -         (6,202)           --      --
  Death benefits ...............................      -           (158)           --      --
  Policy loans (net of repayments) (note 5) ....      -         (6,402)            (22)   --
  Deductions for surrender charges (note 2d) ...      -           (469)           --      --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      -       (101,924)        (14,760)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................      -         (3,053)           (358)   --
     MSP contracts .............................      -           (190)             (4)   --
     SL contracts ..............................      -           (128)           (108)   --
                                                     ---  ------------    ------------   ---
       Net equity transactions .................      -      1,012,054         740,972    --
                                                     ---   ------------    ------------  ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      -        633,264         550,602    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      -        550,602            --      --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      -      1,183,866         550,602    --
                                                     ===   ============    ============  ===

CHANGES IN UNITS:
  Beginning units ..............................     ---         91,498            --      --
                                                      -   ------------    ------------    ---
  Units purchased ..............................      -        293,293          92,911    --
  Units redeemed ...............................      -        (41,146)         (1,413)   --
                                                      -   ------------    ------------    ---
  Ending units .................................      -        343,645          91,498    --
                                                    ===   ============    ============    ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATIntGr                         NSATGlob50
                                                   -------------------------------------------  ------------------------------
                                                         2001            2000         1999            2001            2000
                                                   -------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $        117            --            --           491,832         162,075
  Realized gain (loss) on investments ..........        (31,454)            661          --        (1,223,769)         84,827
  Change in unrealized gain (loss)
     on investments ............................          2,021             260          --        (4,809,630)     (4,336,580)
  Reinvested capital gains .....................           --              --            --              --           945,098
                                                   ------------    ------------    ------------    ----------      ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        (29,316)            921          --        (5,541,567)     (3,144,580)
                                                   ------------    ------------    ------------    ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        102,832           1,248          --        12,723,229      12,463,148
  Transfers between funds ......................        198,272          23,447          --          (640,442)      2,956,853
  Surrenders ...................................           (772)           --            --          (907,039)        (17,060)
  Death benefits ...............................           --              --            --           (29,301)           --
  Policy loans (net of repayments) (note 5) ....           (243)           --            --           (44,008)        (18,038)
  Deductions for surrender charges (note 2d) ...            (58)           --            --           (68,633)         (2,700)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (12,270)           (576)         --          (608,881)       (486,956)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (369)            (20)         --           (11,299)        (10,018)
     MSP contracts .............................           (110)           --            --              (575)        (54,582)
     SL contracts ..............................            (28)            (73)         --           (75,060)           (649)
                                                   ------------    ------------    ------------    ----------      ----------
       Net equity transactions .................        287,254          24,026          --        10,337,991      14,829,998
                                                   ------------    ------------    ------------    ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        257,938          24,947          --         4,796,424      11,685,418
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         24,947            --            --        26,985,394      15,299,976
                                                   ------------    ------------    ------------    ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $    282,885          24,947          --        31,781,818      26,985,394
                                                   ============    ============    ============    ==========      ==========

CHANGES IN UNITS:
  Beginning units ..............................          2,697            --            --         2,256,557       1,116,697
                                                   ------------    ------------    ------------    ----------      ----------
  Units purchased ..............................         42,203           2,770          --         1,327,934       1,201,157
  Units redeemed ...............................         (1,979)            (73)         --          (313,278)        (61,297)
                                                   ------------    ------------    ------------    ----------      ----------
  Ending units .................................         42,921           2,697          --         3,271,213       2,256,557
                                                   ============    ============    ============    ==========      ==========


                                                      NSATGlob50                      NSATGvtBd
                                                   --------------   -----------------------------------------------
                                                          1999            2001            2000            1999
                                                   --------------   -----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           (1,843)      4,469,213       2,083,360         760,961
  Realized gain (loss) on investments ..........          108,508         944,656        (164,247)       (653,491)
  Change in unrealized gain (loss)
     on investments ............................          997,392        (196,849)      2,189,054        (442,511)
  Reinvested capital gains .....................          456,545         158,118            --            35,939
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        1,560,602       5,375,138       4,108,167        (299,102)
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        1,045,536      30,655,820      17,668,928       5,188,264
  Transfers between funds ......................       12,602,010      37,359,271       9,887,594      10,824,196
  Surrenders ...................................         (149,120)       (323,902)        (72,334)         (7,882)
  Death benefits ...............................             (783)       (241,226)           (652)           (779)
  Policy loans (net of repayments) (note 5) ....           (3,556)       (304,285)       (103,358)        (10,210)
  Deductions for surrender charges (note 2d) ...          (19,098)        (24,509)        (11,446)         (1,010)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (215,865)     (3,143,662)     (1,298,442)       (747,310)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................           (4,771)        (46,681)        (21,054)        (13,896)
     MSP contracts .............................              (78)        (11,073)         (3,139)         (3,046)
     SL contracts ..............................           (8,899)         (6,758)         (7,679)         (1,057)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................       13,245,376      63,912,995      26,038,418      15,227,270
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       14,805,978      69,288,133      30,146,585      14,928,168
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................          493,998      49,772,661      19,626,076       4,697,908
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       15,299,976     119,060,794      49,772,661      19,626,076
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................           41,464       4,270,820       1,882,004         436,992
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................        1,104,898       5,632,298       2,670,982       1,601,216
  Units redeemed ...............................          (29,665)       (334,435)       (282,166)       (156,204)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................        1,116,697       9,568,683       4,270,820       1,882,004
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATBal                              NSATMSecBd
                                                   ---------------------------------------------  --------------------------------
                                                        2001            2000            1999            2001           2000
                                                   ---------------------------------------------  --------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    226,198         167,547          78,490       1,900,995       1,344,591
  Realized gain (loss) on investments ..........       (290,026)         63,538         (42,204)        (88,690)        (66,760)
  Change in unrealized gain (loss)
     on investments ............................       (284,440)       (214,628)        (33,063)       (477,943)       (112,147)
  Reinvested capital gains .....................           --              --               495            --              --
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (348,268)        (10,543)          3,718       1,334,362       1,165,684
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,262,506       1,988,633       1,611,897      12,132,219       9,346,749
  Transfers between funds ......................      3,546,264       1,908,503       1,487,269       1,601,401       3,298,958
  Surrenders ...................................       (291,289)       (157,913)       (107,959)     (1,045,750)        (62,839)
  Death benefits ...............................         (4,798)        (11,305)           --           (19,778)           --
  Policy loans (net of repayments) (note 5) ....       (104,338)        (49,949)        (10,080)        (58,777)        (10,119)
  Deductions for surrender charges (note 2d) ...        (22,041)        (24,988)        (13,826)        (79,128)         (9,943)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (708,814)       (312,300)       (211,528)       (885,477)       (538,746)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,653)        (10,757)         (6,440)        (12,804)         (8,327)
     MSP contracts .............................         (2,465)         (2,649)           (439)         (1,291)        (37,227)
     SL contracts ..............................         (4,164)         (1,847)           (638)        (65,836)           (891)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      5,651,208       3,325,428       2,748,256      11,564,779      11,977,615
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      5,302,940       3,314,885       2,751,974      12,899,141      13,143,299
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      6,798,298       3,483,413         731,439      26,316,626      13,173,327
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,101,238       6,798,298       3,483,413      39,215,767      26,316,626
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        648,063         327,982          67,709       2,433,129       1,283,724
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        698,378         449,447         353,956       1,279,025       1,242,287
  Units redeemed ...............................       (150,242)       (129,366)        (93,683)       (220,960)        (92,882)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,196,199         648,063         327,982       3,491,194       2,433,129
                                                   ============    ============    ============    ============    ============


                                                    NSATMSecBd                     NSATMyMkt
                                                   -------------   ----------------------------------------------
                                                       1999            2001           2000              1999
                                                   -------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        396,175      10,904,762      10,047,951       3,236,644
  Realized gain (loss) on investments ..........        (26,402)           --              --              --
  Change in unrealized gain (loss)
     on investments ............................       (125,056)           --              --              --
  Reinvested capital gains .....................           --              --              --              --
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        244,717      10,904,762      10,047,951       3,236,644
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,583,938     535,199,396     551,344,398     352,373,390
  Transfers between funds ......................      8,648,087    (253,501,490)   (450,193,315)   (230,478,324)
  Surrenders ...................................         (4,080)     (5,384,696)     (1,793,468)       (235,503)
  Death benefits ...............................             21        (581,176)           --           (27,182)
  Policy loans (net of repayments) (note 5) ....         (7,035)     (2,986,273)     (3,989,346)     (2,684,887)
  Deductions for surrender charges (note 2d) ...           (523)       (407,441)       (283,795)        (30,161)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (202,496)    (19,115,629)    (11,953,409)     (7,099,744)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,111)       (375,913)       (251,927)       (155,882)
     MSP contracts .............................           (340)        (32,277)        (45,487)        (18,983)
     SL contracts ..............................         (6,384)        (75,622)        (26,948)        (43,454)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................     12,006,077     252,738,879      82,806,703     111,599,270
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     12,250,794     263,643,641      92,854,654     114,835,914
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        922,533     232,825,649     139,970,995      25,135,081
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     13,173,327     496,469,290     232,825,649     139,970,995
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         90,322      20,561,523      13,058,280       2,395,406
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................      1,252,855      55,397,839      44,348,389      33,458,797
  Units redeemed ...............................        (59,453)    (33,566,573)    (36,845,146)    (22,795,923)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................      1,283,724      42,392,789      20,561,523      13,058,280
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATSmCapG                           NSATSmCapV
                                                   ----------------------------------------------  ------------------------------
                                                         2001            2000          1999              2001            2000
                                                   ----------------------------------------------  ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     (8,378)         (1,793)            (31)        (13,984)         (6,507)
  Realized gain (loss) on investments ..........     (1,956,983)        (30,328)        (45,165)       (194,062)        378,887
  Change in unrealized gain (loss)
     on investments ............................        709,961      (1,279,267)      1,020,705       2,708,437      (2,383,146)
  Reinvested capital gains .....................           --            72,445         101,886       2,816,706       2,830,882
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........     (1,255,400)     (1,238,943)      1,077,395       5,317,097         820,116
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,598,455       1,154,557       1,120,048       9,016,474       4,858,757
  Transfers between funds ......................      3,410,637       4,644,251         516,673      15,412,364       6,033,116
  Surrenders ...................................     (1,642,218)         (1,187)           --          (446,243)        (80,683)
  Death benefits ...............................        (10,089)           --              --           (64,080)           --
  Policy loans (net of repayments) (note 5) ....        (33,956)        (11,214)           --          (282,493)        (42,449)
  Deductions for surrender charges (note 2d) ...         (9,433)           (188)           --           (33,766)        (12,767)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (661,890)       (216,886)         (3,049)     (2,011,182)       (687,469)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (19,997)         (7,874)           (190)        (69,206)        (26,379)
     MSP contracts .............................           (739)         (1,016)            (16)         (3,299)         (2,432)
     SL contracts ..............................         (2,320)           (401)            (68)         (8,441)         (1,182)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      4,628,450       5,560,042       1,633,398      21,510,128      10,038,512
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      3,373,050       4,321,099       2,710,793      26,827,225      10,858,628
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      7,031,892       2,710,793            --        15,234,367       4,375,739
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 10,404,942       7,031,892       2,710,793      42,061,592      15,234,367
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        409,600         132,226            --         1,106,081         354,123
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        442,794         290,611         132,396       1,533,024         821,558
  Units redeemed ...............................       (171,562)        (13,237)           (170)       (206,769)        (69,600)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        680,832         409,600         132,226       2,432,336       1,106,081
                                                   ============    ============    ============    ============    ============


                                                      NSATSmCapV                        NSATSmCo
                                                   ---------------   ----------------------------------------------
                                                          1999             2001           2000            1999
                                                   ---------------   ----------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................             (609)        (19,885)        (18,475)         (4,091)
  Realized gain (loss) on investments ..........          215,517      (7,290,500)      1,962,134         439,543
  Change in unrealized gain (loss)
     on investments ............................         (194,598)      2,058,463      (6,709,330)      2,711,547
  Reinvested capital gains .....................          651,318            --         6,779,344         500,536
                                                     ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          671,628      (5,251,922)      2,013,673       3,647,535
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................          837,148      12,159,420      13,832,839       2,908,526
  Transfers between funds ......................        2,112,202      (2,921,935)     15,651,034       5,337,212
  Surrenders ...................................           (7,439)       (460,130)       (181,834)         (6,177)
  Death benefits ...............................              222         (66,716)         (2,655)         (1,172)
  Policy loans (net of repayments) (note 5) ....          (13,801)       (211,792)       (173,061)        (23,244)
  Deductions for surrender charges (note 2d) ...             (953)        (34,816)        (28,773)           (791)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (244,824)     (2,446,502)     (1,154,682)       (349,442)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (10,039)        (64,103)        (39,974)        (13,385)
     MSP contracts .............................             (356)         (2,960)         (4,563)           (382)
     SL contracts ..............................             (386)         (9,607)         (2,226)           (788)
                                                     ------------    ------------    ------------    ------------
       Net equity transactions .................        2,671,774       5,940,859      27,896,105       7,850,357
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        3,343,402         688,937      29,909,778      11,497,892
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        1,032,337      43,018,119      13,108,341       1,610,449
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        4,375,739      43,707,056      43,018,119      13,108,341
                                                     ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................          106,497       2,746,658         900,802         159,462
                                                     ------------    ------------    ------------    ------------
  Units purchased ..............................          273,364       1,637,808       1,953,863         777,178
  Units redeemed ...............................          (25,738)     (1,259,520)       (108,007)        (35,838)
                                                     ------------    ------------    ------------    ------------
  Ending units .................................          354,123       3,124,946       2,746,658         900,802
                                                     ============    ============    ============    ============

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        NSATStrVal                            NSATStMCap
                                                   ---------------------------------------------   ------------------------------
                                                          2001            2000          1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $      6,897          11,593           5,539         (50,333)        (36,857)
  Realized gain (loss) on investments ..........        (76,573)         60,307          17,888      (9,951,425)      1,416,485
  Change in unrealized gain (loss)
     on investments ............................        (36,458)         33,455         (70,115)      1,610,021      (7,958,483)
  Reinvested capital gains .....................          2,958            --            22,264            --           922,208
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (103,176)        105,355         (24,424)     (8,391,737)     (5,656,647)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        240,722         217,062         113,739       5,523,999      11,164,429
  Transfers between funds ......................        813,847          36,281         555,257       1,955,797      12,673,990
  Surrenders ...................................        (16,502)         (2,555)           (534)       (333,832)       (176,519)
  Death benefits ...............................           (849)           --              --           (81,747)           (276)
  Policy loans (net of repayments) (note 5) ....        (10,094)          5,717          (6,758)        (34,689)       (111,058)
  Deductions for surrender charges (note 2d) ...         (1,249)           (404)            (68)        (25,260)        (27,932)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................        (93,260)        (70,189)        (38,618)     (1,480,360)     (1,032,843)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (4,305)         (3,692)         (2,342)        (36,320)        (33,805)
     MSP contracts .............................           (547)           (245)            (47)         (1,630)         (2,152)
     SL contracts ..............................           (441)           (704)            (54)         (3,653)         (1,262)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................        927,322         181,271         620,575       5,482,305      22,452,572
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        824,146         286,626         596,151      (2,909,432)     16,795,925
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,228,751         942,125         345,974      27,712,803      10,916,878
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  2,052,897       1,228,751         942,125      24,803,371      27,712,803
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        117,590          96,897          34,463       1,716,211         580,219
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        102,821          45,789          67,374         766,979       1,233,405
  Units redeemed ...............................        (14,466)        (25,096)         (4,940)       (303,491)        (97,413)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................        205,945         117,590          96,897       2,179,699       1,716,211
                                                   ============    ============    ============    ============    ============


                                                     NSATStMCap                     NSATTotRe
                                                   -------------   --------------------------------------------
                                                         1999            2001           2000            1999
                                                   -------------   --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,128)        621,454         187,613          95,790
  Realized gain (loss) on investments ..........        327,350      (3,272,734)        344,754          22,208
  Change in unrealized gain (loss)
     on investments ............................      1,323,586      (5,934,402)    (13,348,541)        (33,899)
  Reinvested capital gains .....................        515,885       2,562,793      11,991,779         809,302
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      2,164,693      (6,022,889)       (824,395)        893,401
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,422,960      10,122,071      10,272,164       7,871,786
  Transfers between funds ......................      6,109,550      89,693,120       4,280,493       9,589,090
  Surrenders ...................................         (8,289)       (959,850)       (358,609)       (153,144)
  Death benefits ...............................         (1,613)        (59,593)         16,036         (25,003)
  Policy loans (net of repayments) (note 5) ....        (24,425)       (350,619)       (580,464)       (318,100)
  Deductions for surrender charges (note 2d) ...         (1,062)        (72,628)        (56,746)        (19,613)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (166,998)     (4,742,267)     (3,360,137)     (2,208,818)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (5,799)       (137,419)       (122,772)        (73,719)
     MSP contracts .............................            (79)        (12,489)         (6,483)         (3,448)
     SL contracts ..............................           (147)         (8,780)        (10,831)         (2,037)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      8,324,098      93,471,546      10,072,651      14,656,994
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,488,791      87,448,657       9,248,256      15,550,395
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        428,087      33,092,473      23,844,217       8,293,822
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     10,916,878     120,541,130      33,092,473      23,844,217
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................         37,396       2,716,400       1,894,394         702,435
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        556,514      10,688,339       1,307,532       1,426,646
  Units redeemed ...............................        (13,691)       (682,021)       (485,526)       (234,687)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        580,219      12,722,718       2,716,400       1,894,394
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                    NSATGrFoc                        NBAMTGuard
                                                   ---------------------------------  ------------------------------------------
                                                        2001          2000     1999       2001          2000            1999
                                                   ---------------------------------  ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $       (25)          --      -        16,565         14,917          3,298
  Realized gain (loss) on investments ..........      (129,160)       (27,217)   -       (84,597)       109,026        137,366
  Change in unrealized gain (loss)
     on investments ............................        20,323         (4,210)   -      (462,414)      (185,904)        77,047
  Reinvested capital gains .....................          --             --      -       372,331           --             --
                                                   -----------    -----------   ---   ----------     ----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (108,862)       (31,427)   -      (158,115)       (61,961)       217,711
                                                   -----------    -----------   ---   ----------     ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        81,780          8,564    -     2,897,841        791,413        436,993
  Transfers between funds ......................       435,327        102,537    -     4,877,663      2,086,291      1,360,544
  Surrenders ...................................           (35)          --      -      (136,020)       (37,547)       (62,331)
  Death benefits ...............................          (113)          --      -       (10,284)          --             --
  Policy loans (net of repayments) (note 5) ....          (597)          --      -       (34,127)       (16,305)        (3,869)
  Deductions for surrender charges (note 2d) ...            (3)          --      -       (10,292)        (5,941)        (7,983)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (28,113)        (1,091)   -      (543,447)      (259,871)      (169,963)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (989)           (35)   -       (20,511)       (12,978)        (8,142)
     MSP contracts .............................           (88)            (4)   -        (1,230)          (543)          (127)
     SL contracts ..............................          (100)            (8)   -        (2,148)          (579)          (100)
                                                   -----------    -----------   ---   ----------     ----------    -----------
       Net equity transactions .................       487,069        109,963    -     7,017,445      2,543,940      1,545,022
                                                   -----------    -----------   ---   ----------     ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       378,207         78,536    -     6,859,330      2,481,979      1,762,733
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        78,536           --      -     5,440,586      2,958,607      1,195,874
                                                   -----------    -----------   ---   ----------     ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $   456,743         78,536    -    12,299,916      5,440,586      2,958,607
                                                   ===========    ===========    =   ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        12,379           --      -       396,791        202,892         56,533
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Units purchased ..............................       114,014         12,533    -       602,101        252,130        167,370
  Units redeemed ...............................        (8,290)          (154)   -       (64,018)       (58,231)       (21,011)
                                                   -----------    -----------   ---   ----------    -----------    -----------
  Ending units .................................       118,103         12,379    -       934,874        396,791        202,892
                                                   ===========    ===========   ===   ==========    ===========    ===========



                                                                       NBAMTMCGr
                                                     --------------------------------------------
                                                         2001            2000             1999
                                                     --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (68,411)       (41,606)        (7,463)
  Realized gain (loss) on investments ..........     (15,115,138)     4,566,336      1,188,750
  Change in unrealized gain (loss)
     on investments ............................       5,289,162    (10,290,829)     3,039,884
  Reinvested capital gains .....................            --            6,497         37,807
                                                      ----------     ----------     ----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      (9,894,387)    (5,759,602)     4,258,978
                                                      ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      13,330,709     15,764,083      9,784,832
  Transfers between funds ......................       4,624,300     16,272,282     (2,147,643)
  Surrenders ...................................        (489,496)       (82,297)       (16,427)
  Death benefits ...............................         (37,866)        (5,370)        (4,321)
  Policy loans (net of repayments) (note 5) ....        (450,986)      (106,262)       (67,280)
  Deductions for surrender charges (note 2d) ...         (37,038)       (13,023)        (2,104)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (2,553,992)    (1,383,172)      (350,946)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................         (69,061)       (48,371)       (11,378)
     MSP contracts .............................          (3,080)        (5,311)          (459)
     SL contracts ..............................          (9,276)        (2,701)          (716)
                                                      ----------     ----------     ----------
       Net equity transactions .................      14,304,214     30,389,858      7,183,558
                                                      ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       4,409,827     24,630,256     11,442,536
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      36,813,938     12,183,682        741,146
                                                      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      41,223,765     36,813,938     12,183,682
                                                     ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       2,122,060        640,951         85,872
                                                      ----------     ----------    -----------
  Units purchased ..............................       1,551,954      1,560,513        995,573
  Units redeemed ...............................        (510,409)       (79,404)      (440,494)
                                                      ----------     ----------    -----------
  Ending units .................................       3,163,605      2,122,060        640,951
                                                      ==========     ==========    ===========

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      NBAMTPart                               OppAggGro
                                                   ---------------------------------------------   ------------------------------
                                                         2001           2000            1999            2001             2000
                                                   ---------------------------------------------   ------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     25,456          50,670          54,744         414,854         (52,493)
  Realized gain (loss) on investments ..........       (647,345)       (276,792)          1,248     (15,420,689)      4,488,570
  Change in unrealized gain (loss)
     on investments ............................         81,935        (888,222)        196,040     (14,061,702)    (19,721,439)
  Reinvested capital gains .....................        345,807       1,184,100          98,874       7,963,996         950,033
                                                   ------------    ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (194,147)         69,756         350,906     (21,103,541)    (14,335,329)
                                                   ------------    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,484,274       2,034,154       2,049,277      27,928,131      24,690,515
  Transfers between funds ......................      1,241,216       1,022,755       1,699,822       3,064,936      38,617,778
  Surrenders ...................................       (266,358)       (165,342)        (78,561)       (729,545)       (184,820)
  Death benefits ...............................         (2,175)           (502)         (2,713)       (121,224)         (6,793)
  Policy loans (net of repayments) (note 5) ....        (62,396)        (95,808)       (216,206)       (308,647)       (384,286)
  Deductions for surrender charges (note 2d) ...        (20,154)        (26,163)        (10,061)        (55,202)        (29,245)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (703,703)       (540,817)       (464,515)     (4,174,920)     (2,643,790)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (29,615)        (25,778)        (22,616)        (96,929)        (84,929)
     MSP contracts .............................         (1,994)         (3,445)           (622)         (7,267)        (14,660)
     SL contracts ..............................         (6,346)         (1,681)         (1,766)        (12,686)         (7,197)
                                                   ------------    ------------    ------------    ------------    ------------
       Net equity transactions .................      2,632,749       2,197,373       2,952,039      25,486,647      59,952,573
                                                   ------------    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      2,438,602       2,267,129       3,302,945       4,383,106      45,617,244
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      9,728,389       7,461,260       4,158,315      56,970,661      11,353,417
                                                   ------------    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 12,166,991       9,728,389       7,461,260      61,353,767      56,970,661
                                                   ============    ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        890,267         676,989         401,819       3,428,074         570,019
                                                   ------------    ------------    ------------    ------------    ------------
  Units purchased ..............................        391,897         383,557         382,626       2,759,109       3,007,222
  Units redeemed ...............................       (132,957)       (170,279)       (107,456)       (714,092)       (149,167)
                                                   ------------    ------------    ------------    ------------    ------------
  Ending units .................................      1,149,207         890,267         676,989       5,473,091       3,428,074
                                                   ============    ============    ============    ============    ============


                                                    OppAggGro                         OppCapAp
                                                   -------------    --------------------------------------------
                                                         1999           2001             2000           1999
                                                   -------------    --------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................         (2,942)        248,102          (8,362)          5,876
  Realized gain (loss) on investments ..........        618,388      (4,649,940)      1,792,860         191,495
  Change in unrealized gain (loss)
     on investments ............................      2,906,737      (8,865,390)     (5,403,446)      2,561,317
  Reinvested capital gains .....................           --         5,442,934       1,434,225         110,334
                                                   ------------    ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      3,522,183      (7,824,294)     (2,184,723)      2,869,022
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      2,894,019      22,484,374      12,133,627       2,754,479
  Transfers between funds ......................      4,290,831      25,215,921      25,912,373       7,064,837
  Surrenders ...................................        (25,306)     (1,230,637)     (1,774,425)       (254,161)
  Death benefits ...............................            295         (42,386)         (7,097)           (300)
  Policy loans (net of repayments) (note 5) ....        (37,694)       (262,756)       (290,219)        (72,268)
  Deductions for surrender charges (note 2d) ...         (3,241)        (93,118)       (280,781)        (32,551)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (416,901)     (4,183,259)     (2,024,385)       (655,772)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,629)       (117,473)        (73,662)        (23,800)
     MSP contracts .............................           (182)         (5,580)         (8,607)           (983)
     SL contracts ..............................           (488)        (14,207)         (4,224)           (390)
                                                   ------------    ------------    ------------    ------------
       Net equity transactions .................      6,687,704      41,750,879      33,582,600       8,779,091
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,209,887      33,926,585      31,397,877      11,648,113
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      1,143,530      45,091,481      13,693,604       2,045,491
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     11,353,417      79,018,066      45,091,481      13,693,604
                                                   ============    ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        101,944       2,839,064         806,675         165,067
                                                   ------------    ------------    ------------    ------------
  Units purchased ..............................        544,229       3,394,012       2,290,226         715,374
  Units redeemed ...............................        (76,154)       (422,210)       (257,837)        (73,766)
                                                   ------------    ------------    ------------    ------------
  Ending units .................................        570,019       5,810,866       2,839,064         806,675
                                                   ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                        OppGlSec                          OppMSGrInc
                                                   ------------------------------------  -------------------------------------------
                                                         2001             2000    1999        2001           2000           1999
                                                   ------------------------------------  -------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $     16,064          (1,051)   -         99,189          28,289           8,173
  Realized gain (loss) on investments ..........     (1,428,357)       (138,650)   -     (1,287,366)        349,566         (12,270)
  Change in unrealized gain (loss)
     on investments ............................        324,428          70,484    -       (953,747)     (2,767,885)        713,752
  Reinvested capital gains .....................        697,893            --      -           --           509,013          17,163
                                                   ------------    ------------   ---   ------------    ------------    ------------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       (389,972)        (69,217)   -     (2,141,924)     (1,881,017)        726,818
                                                   ------------    ------------   ---   ------------    ------------    ------------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      4,040,697         756,191    -      7,159,154       6,051,658       1,687,758
  Transfers between funds ......................      8,510,314       3,400,619    -      3,192,858      11,215,475       3,276,499
  Surrenders ...................................        (94,452)         (1,589)   -       (512,683)       (108,972)        (24,107)
  Death benefits ...............................         (7,316)           --      -        (53,197)          7,734          (9,603)
  Policy loans (net of repayments) (note 5) ....        (33,018)         (2,407)   -       (139,092)       (207,915)        (23,549)
  Deductions for surrender charges (note 2d) ...         (7,147)           (252)   -        (38,793)        (17,244)         (3,088)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (578,185)        (70,452)   -     (2,123,587)     (1,065,069)       (314,964)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (13,992)         (1,673)   -        (66,208)        (39,206)        (12,409)
     MSP contracts .............................         (1,000)         (1,076)   -         (4,577)         (6,649)           (626)
     SL contracts ..............................         (2,627)            (94)   -         (8,974)         (3,480)           (620)
                                                   ------------    ------------   ---   ------------    ------------    ------------
       Net equity transactions .................     11,813,274       4,079,267    -      7,404,901      15,826,332       4,575,291
                                                   ------------    ------------   ---   ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     11,423,302       4,010,050    -      5,262,977      13,945,315       5,302,109
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      4,010,050            --      -     20,875,006       6,929,691       1,627,582
                                                   ------------    ------------   ---   ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 15,433,352       4,010,050    -     26,137,983      20,875,006       6,929,691
                                                   ============    ============   ===   ============    ============    ============

CHANGES IN UNITS:
  Beginning units ..............................        418,007            --      -      1,862,664         558,424         158,153
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Units purchased ..............................      1,535,801         426,089    -      1,274,868       1,423,961         436,576
  Units redeemed ...............................       (120,026)         (8,082)   -       (533,269)       (119,721)        (36,305)
                                                   ------------    ------------   ---   ------------    ------------    ------------
  Ending units .................................      1,833,782         418,007    -      2,604,263       1,862,664         558,424
                                                   ============    ============   ===   ============    ============    ============


                                                                       StOpp2
                                                     -------------------------------------
                                                          2001           2000       1999
                                                     -------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................           54,966          (1,449)   --
  Realized gain (loss) on investments ..........         (772,583)          7,469    --
  Change in unrealized gain (loss)
     on investments ............................       (2,619,628)       (478,402)   --
  Reinvested capital gains .....................        2,995,244         501,505    --
                                                      ------------    ------------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........         (342,001)         29,123    --
                                                      ------------    ------------   ---

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................        6,298,359       1,381,833    --
  Transfers between funds ......................       10,335,015       3,738,013    --
  Surrenders ...................................          (65,790)        (11,246)   --
  Death benefits ...............................           (9,812)           --      --
  Policy loans (net of repayments) (note 5) ....          (61,294)        (10,320)   --
  Deductions for surrender charges (note 2d) ...           (4,978)         (1,779)   --
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (726,268)        (61,655)   --
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (15,103)         (1,167)   --
     MSP contracts .............................             (667)           (206)   --
     SL contracts ..............................           (3,161)           (147)   --
                                                      ------------    ------------   ---
       Net equity transactions .................       15,746,301       5,033,326    --
                                                      ------------    ------------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       15,404,300       5,062,449    --
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        5,062,449            --      --
                                                      ------------    ------------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       20,466,749       5,062,449    --
                                                      ============    ============   ===

CHANGES IN UNITS:
  Beginning units ..............................          514,109            --      --
                                                      ------------    ------------   ---
  Units purchased ..............................        1,835,688         523,047    --
  Units redeemed ...............................         (190,510)         (8,938)   --
                                                      ------------    ------------   ---
  Ending units .................................        2,159,287         514,109    --
                                                      ============    ============   ===

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      UIFEmMkt                                  UIFMidCapG
                                                   ------------------------------------------   ----------------------------------
                                                        2001            2000          1999            2001           2000    1999
                                                   ------------------------------------------   ----------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $   205,634        150,351         84,931         (2,178)          (162)   -
  Realized gain (loss) on investments ..........        74,376         88,105         17,142       (408,636)       (13,306)   -
  Change in unrealized gain (loss)
     on investments ............................        49,773       (119,691)        20,955        (55,910)       (98,350)   -
  Reinvested capital gains .....................          --             --             --             --              800    -
                                                   -----------    -----------    -----------    -----------    -----------   ---
     Net increase (decrease) in contract owners'
       equity resulting from operations ........       329,783        118,765        123,028       (466,724)      (111,018)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---  -

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................       641,906        423,869        176,047        738,460         88,544    -
  Transfers between funds ......................       152,417        353,545        265,717      1,543,608        877,199    -
  Surrenders ...................................       (25,095)          (956)          (137)       (22,224)          (650)   -
  Death benefits ...............................       (13,792)          --             --           (1,499)          --      -
  Policy loans (net of repayments) (note 5) ....         2,673         (6,273)          (792)        (7,517)           (83)   -
  Deductions for surrender charges (note 2d) ...        (1,899)          (151)           (17)        (1,682)          (103)   -
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (183,169)       (78,727)       (30,191)      (115,928)       (12,506)   -
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (5,656)        (3,151)        (1,369)        (2,912)          (300)   -
     MSP contracts .............................          (280)          (105)            (2)           (89)           (74)   -
     SL contracts ..............................          (310)          (173)            (2)          (418)            (2)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
       Net equity transactions .................       566,795        687,878        409,254      2,129,799        952,025    -
                                                   -----------    -----------    -----------    -----------    -----------   ---

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       896,578        806,643        532,282      1,663,075        841,007    -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     1,496,435        689,792        157,510        841,007           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 2,393,013      1,496,435        689,792      2,504,082        841,007    -
                                                   ===========    ===========    ===========    ===========    ===========   ===

CHANGES IN UNITS:
  Beginning units ..............................       146,421         75,186         21,992         96,842           --      -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Units purchased ..............................       122,473         90,977         57,926        335,953         98,221    -
  Units redeemed ...............................       (52,996)       (19,742)        (4,732)       (24,125)        (1,379)   -
                                                   -----------    -----------    -----------    -----------    -----------   ---
  Ending units .................................       215,898        146,421         75,186        408,670         96,842    -
                                                   ===========    ===========    ===========    ===========    ===========   ===


                                                                     UIFUSRE
                                                   ------------------------------------------
                                                        2001           2000            1999
                                                   ------------------------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................        529,601        263,091         53,245
  Realized gain (loss) on investments ..........        300,313        298,595        (40,204)
  Change in unrealized gain (loss)
     on investments ............................        250,079        155,839       (130,048)
  Reinvested capital gains .....................         99,201         25,130           --
                                                     ----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........      1,179,194        742,655       (117,007)
                                                    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................      3,267,141      1,587,036        754,790
  Transfers between funds ......................      6,526,951      1,297,880        440,087
  Surrenders ...................................       (155,221)       (14,855)        (8,017)
  Death benefits ...............................        (34,548)          (503)        (1,020)
  Policy loans (net of repayments) (note 5) ....        (53,870)         8,244         (8,547)
  Deductions for surrender charges (note 2d) ...        (11,745)        (2,351)        (1,027)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................       (631,660)      (156,453)      (188,335)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................        (18,091)        (7,652)        (4,322)
     MSP contracts .............................         (1,627)          (893)          (107)
     SL contracts ..............................         (1,966)          (715)          (227)
                                                     ----------    -----------    -----------
       Net equity transactions .................      8,885,364      2,709,738        983,275
                                                     ----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     10,064,558      3,452,393        866,268
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................      5,035,778      1,583,385        717,117
                                                     ----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     15,100,336      5,035,778      1,583,385
                                                     ==========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................        455,844        185,170         81,141
                                                     ----------    -----------    -----------
  Units purchased ..............................        837,832        321,028        119,546
  Units redeemed ...............................        (83,108)       (50,354)       (15,517)
                                                     ----------    -----------    -----------
  Ending units .................................      1,210,568        455,844        185,170
                                                     ==========    ===========    ===========


                                                                     (Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, CONTINUED
YEARS ENDED DECEMBER 31, 2001, 2000 AND 1999


                                                                      VEWrldEMkt                         VEWrldHAs
                                                   ------------------------------------------   ---------------------------
                                                         2001          2000          1999           2001            2000
                                                   ------------------------------------------   ---------------------------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (2,447)        (1,640)          (139)        14,638          6,036
  Realized gain (loss) on investments ..........    (1,077,231)      (408,538)       235,337        (58,287)        29,182
  Change in unrealized gain (loss)
     on investments ............................     1,090,597     (1,655,251)       663,413       (147,688)        20,687
  Reinvested capital gains .....................          --             --             --             --             --
                                                   -----------    -----------    -----------    -----------    -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........        10,919     (2,065,429)       898,611       (191,337)        55,905
                                                   -----------    -----------    -----------    -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................     1,593,119      1,719,241        322,588        216,185        140,736
  Transfers between funds ......................       523,069      1,679,789      1,279,757        405,647        728,352
  Surrenders ...................................       (60,125)       (45,027)        (1,334)       (25,157)        (5,248)
  Death benefits ...............................        (1,006)          --           (1,149)          (568)          --
  Policy loans (net of repayments) (note 5) ....       (28,101)       (19,011)        (5,485)        (6,129)         3,590
  Deductions for surrender charges (note 2d) ...        (4,549)        (7,125)          (171)        (1,904)          (831)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................      (430,840)      (324,544)       (90,731)      (103,523)       (48,413)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................       (14,761)       (13,663)        (4,040)        (3,648)        (2,162)
     MSP contracts .............................          (969)        (1,248)          (151)          (174)          (343)
     SL contracts ..............................        (1,581)        (1,292)          (184)          (485)          (135)
                                                   -----------    -----------    -----------    -----------    -----------
       Net equity transactions .................     1,574,256      2,987,120      1,499,100        480,244        815,546
                                                   -----------    -----------    -----------    -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     1,585,175        921,691      2,397,711        288,907        871,451
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     3,608,597      2,686,906        289,195      1,316,349        444,898
                                                   -----------    -----------    -----------    -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 5,193,772      3,608,597      2,686,906      1,605,256      1,316,349
                                                   ===========    ===========    ===========    ===========    ===========

CHANGES IN UNITS:
  Beginning units ..............................       466,520        204,110         43,904        141,512         53,265
                                                   -----------    -----------    -----------    -----------    -----------
  Units purchased ..............................       319,865        316,404        171,741         65,555        106,332
  Units redeemed ...............................      (111,521)       (53,994)       (11,535)       (16,400)       (18,085)
                                                   -----------    -----------    -----------    -----------    -----------
  Ending units .................................       674,864        466,520        204,110        190,667        141,512
                                                   ===========    ===========    ===========    ===========    ===========


                                                      VEWrldHAs
                                                   -------------
                                                        1999
                                                   -------------
INVESTMENT ACTIVITY:
  Net investment income ........................           2,174
  Realized gain (loss) on investments ..........          26,395
  Change in unrealized gain (loss)
     on investments ............................          22,444
  Reinvested capital gains .....................            --
                                                     -----------
     Net increase (decrease) in contract owners'
       equity resulting from operations ........          51,013
                                                     -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ...........................         201,802
  Transfers between funds ......................          69,474
  Surrenders ...................................            (679)
  Death benefits ...............................            --
  Policy loans (net of repayments) (note 5) ....             216
  Deductions for surrender charges (note 2d) ...             (87)
  Redemptions to pay cost of insurance
     charges and administrative charges
     (notes 2b and 2c) .........................         (29,846)
  Asset charges (note 3):
     FPVUL & VEL contracts .....................          (1,079)
     MSP contracts .............................              (2)
     SL contracts ..............................            (159)
                                                     -----------
       Net equity transactions .................         239,640
                                                     -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         290,653
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................         154,245
                                                     -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         444,898
                                                     ===========

CHANGES IN UNITS:
  Beginning units ..............................          22,344
                                                     -----------
  Units purchased ..............................          51,882
  Units redeemed ...............................         (20,961)
                                                     -----------
  Ending units .................................          53,265
                                                     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                          NOTES TO FINANCIAL STATEMENTS

                        DECEMBER 31, 2001, 2000 AND 1999


(1)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (a)    Organization and Nature of Operations

              The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. On May 3, 1999, the Company (Depositor) transferred to the Account 100,000 shares of the Nationwide SAT - Small Cap Growth Fund for which the Account was credited with 100,000 units of the Nationwide SAT - Small Cap Growth Fund. The value of the units purchased by the Company on May 3, 1999 was $1,000,000.

              The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account.

       (b)    The Contracts

              Only contracts with a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

              Contract owners may invest in the following:

                Portfolios of the American Century Variable Portfolios, Inc.
                   (American Century VP);
                  American Century VP - American Century VP Income & Growth
                   (ACVPIncGr)
                  American Century VP - American Century VP International
                   (ACVPInt)
                  American Century VP - American Century VP Value (ACVPValue)

                Portfolios of the Credit Suisse Trust;
                  Credit Suisse Trust - Global Post-Venture Capital Portfolio
                    (CSWPGPV)
                  Credit Suisse Trust - International Equity Portfolio
                    (CSWPIntEq)
                  Credit Suisse Trust - Large Cap Value Portfolio (CSWPVal)

                  Dreyfus IP - European Equity Portfolio (DryEuroEq)

                  The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

                  Dreyfus Stock Index Fund (DryStkIx)

                Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                  Dreyfus VIF - Appreciation Portfolio (DryAp)

                Federated Insurance Series (Federated IS) - Federated Quality
                  Bond Fund II (FISFedQual)

                Portfolios of the Fidelity(R) Variable Insurance Products Fund
                  (Fidelity(R) VIP);
                 Fidelity(R) VIP - Equity-Income Portfolio: Service Class
                  (FidVIPEIS)
                 Fidelity(R) VIP - Growth Portfolio: Service Class (FidVIPGrS) Fidelity(R) VIP - High Income Portfolio: Service Class
                  (FidVIPHIS)
                 Fidelity(R) VIP - Overseas Portfolio: Service Class (FidVIPOvS)

               Portfolio of the Fidelity(R) Variable Insurance Products Fund II
                 (Fidelity(R) VIP-II);
               Fidelity(R) VIP-II - Contrafund Portfolio:Service Class
                (FidVIPConS)

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


Portfolio of the Fidelity(R) Variable Insurance Products Fund III
  (Fidelity(R) VIP-III); Fidelity(R) VIP-III - Growth Opportunities
  Portfolio: Service Class (FidVIPGrOpS)

Portfolios of Janus Aspen Series (Janus AS);
  Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech) Janus AS - International Growth Portfolio - Service Shares (JanIntGro)

Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT);
  Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Federated Equity Income Fund Class I (NSATEqInc) Nationwide(R) SAT - Federated High Income Bond Fund Class I (NSATHIncBd) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communication Fund Class I
    (NSATGlobTC)
  Nationwide(R) SAT - Gartmore International Growth Fund Class I (NSATIntGr) Nationwide(R) SAT - Global 50 Fund Class I (NSATGlob50)
  Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  Nationwide(R) SAT - J.P. Morgan Balanced Fund Class I (NSATBal) Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  Nationwide(R) SAT - Small Cap Growth Fund Class I (NSATSmCapG) Nationwide(R) SAT - Small Cap Value Fund Class I (NSATSmCapV)
  Nationwide(R) SAT - Small Company Fund Class I (NSATSmCo)
  Nationwide(R) SAT - Strategic Value Fund Class I (NSATStrVal)
  Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)

Portfolios of the Neuberger Berman Advisers Management Trust
    (Neuberger Berman AMT);
  Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

Funds of the Oppenheimer Variable Account Funds;
  Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
  Oppenheimer Global Securities Fund/VA (OppGlSec)
  Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)

Strong Opportunity Fund II, Inc. (StOpp2)

Portfolios of The Universal Institutional Funds, Inc. (UIF);
  UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
     (formerly Morgan Stanley - Emerging Markets Debt Portfolio)
  UIF - Mid Cap Growth Portfolio (UIFMidCapG)
     (formerly Morgan Stanley - Mid Cap Growth Portfolio)
  UIF - U.S. Real Estate Portfolio (UIFUSRE)
     (formerly Van Kampen Morgan Stanley - U.S. Real Estate Portfolio)

Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
  Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
  Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              At December 31, 2001, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchasepaymentsfor fixed dollar benefits, the latter being included in the accounts of the Company.

              A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

              Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

       (c)    Security Valuation, Transactions and Related Investment Income

              The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

       (d)    Federal Income Taxes

              Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

              The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

       (e)    Use of Estimates in the Preparation of Financial Statements

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)    POLICY CHARGES

       (a)    Deductions from Premium

              On flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

       (b)    Cost of Insurance

              A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value). This charge is assessed against each contract by liquidating units.


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


       (c)    Administrative Charges

              For flexible premium, modified single premium and survivorship life variable life insurance contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses. For all subsequent years, a monthly administrative charge is deducted (currently $5 per month not to exceed $7.50). This charge is assessed against each contract by liquidating units.

       (d)    Surrender Charges

              Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium and modified single premium life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year. For survivorship life contracts, the charge is 100% of the initial surrender charge in the first year, declining to 0% in tenth year.

              No surrender charge is assessed on any contract surrendered after the eighth year.

              The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding by the Depositor, or from earnings thereon.

(3)    ASSET CHARGES

       For flexible premium variable universal life (FPVUL) and variable executive life (VEL) contracts, the Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

       For modified single premium contracts (MSP), the Company deducts an annual rate of .70% charged against the cash value of the contracts. This charge is assessed monthly against each contract by liquidating units.

       For surivorship life contracts (SL), the Company deducts an annual rate of .55% in policy years one through ten. In policy years eleven and greater, the Company deducts an annual rate of .55% if the cash value of the contract is less than $25,000. If the cash value is greater than $25,000 but less than $100,000, the Company reduces the annual rate to .35%. If the cash value is greater than $100,000, the company reduces the annual rate to .20%. This charge is assessed monthly against each contract by liquidating units.

       For Corporate Variable Universal Life Series, the Company deducts on a daily basis from the assets of the Variable Account, a charge to provide for mortality and expense risks. This charge is guaranteed not to exceed an annual effective rate of 0.75% of the daily net assets of the Variable Account. Currently, this rate is 0.40% during the first through fourth Policy Years, 0.25% during the fifth through twentieth policy years, and 0.10% thereafter. This charge is assessed through the daily unit value calculation.

       Nationwide may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to Nationwide. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by Nationwide.

(4)    DEATH BENEFITS

       Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company's general account.

(5)    POLICY LOANS (NET OF REPAYMENTS)

       Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

       At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)    RELATED PARTY TRANSACTIONS

       The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share-holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


(7)    FINANCIAL HIGHLIGHTS

       The following is a summary of units, unit fair values and contract owners' equity outstanding for variable life and annuity contracts as of the end of the period indicated, and the contract expense rates and total return for each year in the three year period ended December 31, 2001 and the period February 18, 1998 (commencement of operations) through December 31, 1998.


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*        UNITS      FAIR VALUE
                                                                            ---------------       -----      ----------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,161,596   $ 12.265301
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          804,658     13.383115
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          463,779     14.972547
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           97,382     12.686493
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,473,365     11.476396
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,252,780     16.203538
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          625,339     19.481449
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          206,063     11.875895
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,382,368     13.851627
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          380,941     12.277397
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          169,333     10.392110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           59,424     10.481205
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,655     10.074042
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           69,236     14.116099
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           46,879     17.414110
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           16,634     10.651002
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          166,542      9.309878
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          161,421     11.977804
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          138,513     16.163464
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           56,767     10.534701
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          118,843     13.096944
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           93,621     12.974256
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           60,100     11.912913
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           49,891     11.212895
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          103,773      9.107778
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           70,183     12.672265
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           10,415     12.930654
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,235,879     11.592909
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          953,352     14.972899
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          480,241     16.829763
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          105,696     12.938078


                                                                                   CONTRACT           TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ---------
The BEST of AMERICA(R) America's FUTURE Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $    14,247,325         -8.35%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,768,831        -10.62%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        6,943,953         18.02%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,235,436         26.86%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       16,908,920        -29.17%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       20,299,468        -16.83%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       12,182,510         64.04%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,447,183         18.76%
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       19,148,046         12.82%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,676,964         18.14%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,759,727         -0.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          622,835          4.81%
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          681,559        -28.63%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          977,342          8.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          816,356         63.50%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          177,169          6.51%
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,550,486        -22.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,933,469        -25.90%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,238,850         53.43%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          598,023          5.35%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,556,480          0.95%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,214,663        -18.94%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          715,966          6.24%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          559,423         12.13%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          945,141        -28.13%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          889,378         -2.00%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,673         29.31%    9/27/99
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,327,433        -22.57%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       14,274,443        -11.03%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        8,082,342         30.08%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,367,503         29.38%


                                                                               CONTRACT                        UNIT
                                                                             EXPENSE RATE*      UNITS        FAIR VALUE
                                                                            ---------------     -----        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        8,587,826         12.319059
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,631,938         14.027609
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,757,311         15.462782
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,025,141         12.821142
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          978,777         13.076512
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          721,134         14.418721
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          505,299         14.513370
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          110,355         13.021619
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,119,384         11.773915
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          184,168         10.900349
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%            3,972          9.869090
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,522,098         12.182836
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,731,014         12.835974
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,196,502         11.851816
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          511,915         11.154137
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,993,015         14.000586
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,245,205         17.016859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,564,447         19.134456
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          255,829         13.937692
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,007,961          7.042763
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          775,357          7.993621
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          664,736         10.329299
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          368,689          9.557602
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          903,417         10.213884
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          709,131         12.973519
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          392,522         16.046561
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           92,817         11.263759
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,969,205         13.187991
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,414,828         15.048072
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,324,909         16.131283
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          362,774         12.993755
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,134,917          9.192068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          959,519         10.743116
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          673,044         12.971233
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          193,229         12.450522
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,009,852          6.438372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,083,464          8.236248


                                                                                        CONTRACT           TOTAL
                                                                                     OWNERS' EQUITY       RETURN**
                                                                                     --------------       --------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            105,793,935        -12.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             93,030,233         -9.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             58,098,481         20.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,143,478         28.21%
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,798,989         -9.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,397,830         -6.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,333,591         11.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,437,001         30.22%
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,179,532          8.01%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,007,495         10.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 39,200         -1.31%   5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             30,726,306         -5.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             22,219,251          8.30%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,180,722          6.25%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,709,970         11.54%
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,904,550        -17.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             55,223,196        -11.07%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             29,934,842         37.29%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,565,666         39.38%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              7,098,830        -11.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,197,910        -22.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,866,257          8.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,523,783         -4.42%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,227,396        -21.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              9,199,925        -19.15%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,298,628         42.46%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,045,468         12.64%
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             39,157,849        -12.36%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             36,338,506         -6.71%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,372,482         24.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,713,796         29.94%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,432,234        -14.44%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             10,308,224        -17.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,730,211          4.18%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,405,802         24.51%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             19,378,547        -21.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,159,926        -17.64%   1/27/00


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                CONTRACT                     UNIT
                                                                              EXPENSE RATE*    UNITS      FAIR VALUE
                                                                             ---------------   -----      ----------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,757,839      4.126190
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,878,974      6.582411
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,646,977      6.335104
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,639,208      8.273482
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,791,588      7.155414
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,582,653      9.956531
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,343,877     13.552350
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         485,064     12.996420
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         707,320     15.235372
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         312,214     15.436663
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          61,224     13.399089
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,958     11.080816
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         208,187     10.711409
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         150,717     12.193117
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          66,677     13.642236
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,000     11.513398
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         335,319     10.435872
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         167,390     10.013612
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         130,767     10.917180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          79,031     10.579676
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         118,171      8.260926
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,391      8.712299
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         287,368      3.446837
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          91,498      6.017639
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          26,572      6.599732
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           2,697      9.249730
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,687,489     10.425406
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,172,113     12.840541
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         595,841     14.645021
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          41,464     11.913908
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,748,673     12.836894
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         796,198     11.968657
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         509,816     10.635188
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         166,631     10.890820


                                                                                 CONTRACT             TOTAL
                                                                              OWNERS' EQUITY         RETURN**
                                                                              --------------         ---------
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     11,379,368         -37.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,368,179         -34.18% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     16,768,875         -23.43%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     13,561,958         -17.27% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     12,819,554         -28.13%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,757,734         -26.53%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     18,212,691           4.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      6,304,095          29.96%
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     10,776,283          -1.30%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      4,819,542          15.21%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        820,346          20.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        298,717          10.81%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,229,976         -12.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,837,710         -10.62%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        909,623          18.49%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        241,781          15.13%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      3,499,346           4.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,676,179          -8.28%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,427,607           3.19%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        836,122           5.80%
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        976,202          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         20,831         -12.88% 10/2/00
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        990,511         -42.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        550,602         -39.82% 10/2/00
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        175,368         -28.65%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         24,947           -7.5% 10/2/00
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     17,592,758         -18.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     15,050,565         -12.32%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      8,726,104          22.92%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        493,998          19.14%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     22,447,530           7.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      9,529,421          12.54%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      5,421,989          -2.35%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,814,748           8.91%


                                                                              CONTRACT                           UNIT
                                                                            EXPENSE RATE*      UNITS          FAIR VALUE
                                                                           ---------------     -----          ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          730,655         10.463220
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          382,020         10.862308
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          224,583         10.900657
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           67,360         10.806799
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,505,377         11.469927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,105,931         11.008804
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          590,762         10.419701
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           74,773         10.260092
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       11,115,360         12.124461
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        6,735,623         11.702768
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        4,602,015         11.037591
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,000,515         10.527225
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          479,685         15.323736
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          220,651         17.186287
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           32,108         20.501257
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         17.186295
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          100,000         20.501257
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,567,879         17.676405
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          731,305         13.779795
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          345,575         12.391945
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          106,497          9.693575
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,244,437         14.779740
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          922,404         15.841678
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          393,286         14.547287
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          159,205         10.100944
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          124,500         10.130359
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          114,604         10.471261
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           96,106          9.730781
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           34,463         10.038994
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          781,507         12.485925
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          569,923         17.915535
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          211,257         21.171385
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%           36,919         11.459357
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        3,002,565         10.898647
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        2,459,963         12.359389
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%        1,852,310         12.627200
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          702,365         11.807411



                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------        ---------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,645,004         -3.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,149,619         -0.35%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,448,102          0.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         727,946          8.07%
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,266,564          4.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      12,174,978          5.65%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       6,155,563          1.56%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         767,178          2.60%
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     134,767,749          3.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      78,825,433          6.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      50,795,159          4.85%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      21,059,872          5.27%
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7,350,566        -10.84%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,792,171        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         658,254        105.01% 5/3/99
Nationwide(R) SAT - Small Cap Growth Fund Class I - Intial Funding By Depositor
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,718,630        -16.17%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2,050,126        157.84% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      27,714,464         28.28%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,077,233         11.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,282,346         27.84%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,032,337         -3.06%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      18,392,455         -6.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      14,612,427          8.90%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,721,244         44.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,608,121          1.01%
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,261,230         -3.26%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,200,048          7.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         935,186         -3.07%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         345,974          0.39%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       9,757,838        -30.31%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10,210,475        -15.38%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,472,603         84.75%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         423,068         14.59%
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      32,723,896        -11.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      30,403,640         -2.12%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      23,389,489          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,293,112         18.07%

                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                               CONTRACT                     UNIT
                                                                             EXPENSE RATE*     UNITS     FAIR VALUE
                                                                            ---------------    -----     ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         105,096      3.868223
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          12,379      6.344311
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         527,509     15.073287
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         253,627     15.303939
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         177,738     15.132896
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          55,695     13.166703
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,320,243     14.947072
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         903,690     19.835316
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         280,847     21.434231
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          85,802     13.928381
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         811,919     10.948898
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         648,616     11.267369
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         582,704     11.188893
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         375,069     10.420882
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,900,037     12.586003
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,531,755     18.311377
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         431,151     20.629873
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         100,709     11.236019
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       2,119,767     15.320868
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,394,931     17.524709
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         618,285     17.565274
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         164,300     12.399968
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         784,596      8.442846
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         228,958      9.598100
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,858,823     10.443747
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%       1,325,991     11.624742
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         460,733     12.743006
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         139,668     10.470163
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         833,759      9.511087
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         156,475      9.854316
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         135,438     11.363553
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%         116,206     10.321107
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          62,633      9.266040
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    0.00%          21,992      7.162164


                                                                                CONTRACT            TOTAL
                                                                             OWNERS' EQUITY        RETURN**
                                                                             --------------       ----------
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      406,535          -39.03%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       78,536          -36.56% 10/2/00
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,951,295           -1.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,881,492            1.13%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,689,691           14.93%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      733,320           31.67%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,733,767          -24.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   17,924,977           -7.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,019,739           53.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,195,083           39.28%
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,889,618           -2.83%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,308,196            0.70%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,519,813            7.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    3,908,550            4.21%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   23,913,871          -31.27%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   28,048,543          -11.24%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    8,894,590           83.60%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,131,568           12.36%
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   32,476,670          -12.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   24,445,760           -0.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   10,860,345           41.66%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,037,315           24.00%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    6,624,223          -12.04%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    2,197,562           -4.02% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   19,413,077          -10.16%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   15,414,303           -8.78%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    5,871,123           21.71%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,462,347            4.70%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    7,929,954           -3.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,541,954           -1.23% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,539,057           10.10%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    1,199,375           11.39%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      580,360           29.37%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      157,510          -28.38%


                                                                                 CONTRACT                           UNIT
                                                                               EXPENSE RATE*      UNITS          FAIR VALUE
                                                                              ---------------     -----          ----------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          197,987          6.142256
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           38,928          8.689212
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          636,426         12.012213
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          320,762         10.935907
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          146,473          8.539870
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           81,141          8.837916
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          527,543          7.530636
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          408,641          7.669407
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          194,066         13.192491
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           43,904          6.586990
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          171,698          8.333503
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%          138,471          9.305371
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           53,013          8.353043
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.00%           22,344          6.903203

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          559,907          9.417116
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          540,359         10.285709
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           55,124         11.518727
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,067,581          9.402604
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          619,313         13.288939
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              218         15.993145
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          350,055         13.683342
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          124,532         12.140456
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%              946         10.286399
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           25,873         11.709370
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           40,585          9.087189
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           36,592         12.656379
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          112,446          8.428546
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           42,696         10.896922
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        2,163,531          9.086757
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        4,975,884         10.357445
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%        1,242,820         11.428481



                                                                                 CONTRACT         TOTAL
                                                                               OWNERS' EQUITY    RETURN**
                                                                               --------------    --------
   UIF - Mid Cap Growth Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,216,087        -29.31%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           338,254        -13.11% 5/1/00
   UIF - U.S.Real Estate Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         7,644,885          9.84%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,507,823          4.31%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,250,860         -3.37%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           717,117        -11.62%
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,972,734         -1.81%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         3,134,034        -41.87%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         2,560,214        100.28%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           289,195        -34.13%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,430,846        -10.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,288,524         11.40%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           442,820         21.00%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           154,245        -30.97%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):
Reduced Fee Tier:

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,272,709         -8.44%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         5,557,975        -10.70%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           634,958         15.19% 4/1/99
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10,038,041        -29.24%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         8,230,013        -16.91%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,487         59.93% 4/1/99
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         4,789,922         12.71%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1,511,875         18.02%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,731          2.86% 4/1/99
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           302,957          0.84%
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           368,804        -28.20%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           463,122         -2.10%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           947,756        -22.65%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           465,255        -11.12%
   Dreyfus Stock Index Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        19,659,480        -12.27%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        51,537,445         -9.37%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        14,203,545         14.28% 4/1/99



                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS,CONTINUED


                                                                                    CONTRACT                    UNIT
                                                                                  EXPENSE RATE*    UNITS      FAIR VALUE
                                                                                 ---------------   -----      ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         285,642      9.645425
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,451     10.646157
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         117,874     10.726699
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,268,418     11.742610
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       4,027,297     10.882300
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,129,926      9.862542
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         358,181     10.658123
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,028     11.240819
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          59,030     10.389282
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,700,271      9.164946
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%       1,184,884     11.150661
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         630,396      6.998020
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         591,491      7.950841
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         108,597      8.751211
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         171,286     11.126859
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%             490     13.776193
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         215,109      9.555012
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         209,278     10.913660
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          43,809      7.460705
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%           3,187      8.728402
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,326      6.425959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          75,935      8.228654
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         422,625      4.118218
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         157,837      6.576328
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         498,186      6.322889
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         230,451      8.265856
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         242,722      5.437881
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         587,392      7.574275
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         234,561     10.320007
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%         170,502     13.923857
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.10%          97,058     14.122042




                                                                                   CONTRACT         TOTAL
                                                                                OWNERS' EQUITY     RETURN**
                                                                                --------------    ----------
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,755,138          -9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,306,588          -2.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,264,399           7.27% 4/1/99
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,894,538           7.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             43,826,254          10.34%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,143,943          -1.37% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,817,537          -5.18%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,417,091           8.20%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                613,279           3.89% 4/1/99
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             15,582,892         -17.81%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             13,212,240         -11.16%
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,411,524         -11.98%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,702,851         -22.69%
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                950,355         -21.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,905,875         -19.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  6,750          37.76% 4/1/99
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,055,369         -12.45%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,283,989          -6.81%
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                326,846         -14.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 27,817         -17.26%
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,557,177         -21.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                624,843         -17.71% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,740,462         -37.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,037,988         -34.24% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,149,975         -23.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,904,875         -17.34% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,319,893         -28.21%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,449,069         -26.61%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,420,671            3.2% 4/1/99
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,374,045          -1.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,370,657          15.09%



                                                                                      CONTRACT                            UNIT
                                                                                    EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                   ---------------    -----            ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         205,053           9.022847
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         226,888           9.494719
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,268,447           9.119705
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         594,118           9.952512
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           4,374           8.250608
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          26,875           3.442527
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           6,321           6.591491
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          33,960           8.454886
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         141,948          10.424035
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          52,708          11.900760
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,008,673          11.914756
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         304,223          11.120055
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,316           9.890955
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         113,898           9.561159
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         148,185           9.935839
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          59,518           9.980828
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         246,281          11.171361
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         271,955          10.733031
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         232,330          10.168791
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%      14,433,921          11.355131
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       8,179,266          10.971228
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       4,669,469          10.357933
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          38,878          15.282975
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          29,192          17.157856
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         270,154          19.095903
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         222,101          14.901350
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         358,315          15.023475
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,331,219          16.119172
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         434,818          14.816849
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,765          10.289042
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             505          10.645991




                                                                                          CONTRACT           TOTAL
                                                                                      OWNERS' EQUITY        RETURN**
                                                                                      --------------        ----------
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,850,162        -12.24%
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,154,238          4.11%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             11,567,862         -8.37%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,912,967         -0.47% 4/1/99
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 36,088         -5.28%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 92,518        -42.78%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 41,665        -28.72%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                287,128        -18.89%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,479,671        -12.41%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                627,265         19.01% 4/1/99
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             12,018,093          7.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,382,976         12.43%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                586,692         -1.09% 4/1/99
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,088,997         -3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,472,342         -0.45%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,039         -0.19% 4/1/99
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,751,294          4.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,918,901          5.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,362,515          1.69% 4/1/99
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            163,899,064          3.50%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             89,736,592          5.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             48,366,047          3.58% 3/31/99
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                594,172        -10.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                500,872        -16.25%
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,158,835         28.15%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              3,309,605         11.09%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              5,383,136         -6.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             21,458,148          8.79%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,442,633         48.17% 4/1/99
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                450,300         -3.35%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,376          7.50%


                                                                    (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                       UNIT
                                                                                   EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                   ---------------     -----      ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         481,759      9.682440
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         499,194     13.906958
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         240,293     16.450708
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       9,361,607      9.026234
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          43,448     10.246333
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          10,063      3.863379
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         136,520     10.895640
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          57,098     11.073505
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         570,922     10.944879
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         391,150     14.538915
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          44,838     15.726546
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          14,582     10.243656
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%       1,417,226     10.110661
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         827,728     14.724854
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             850     16.605768
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         997,036     11.517595
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         533,112     13.187632
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         235,861      8.428773
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         145,609      9.591764
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         200,772      9.595068
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         209,160     10.690852
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         282,804      9.495237
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         285,161      9.847803
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%             147     14.803302
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%           1,276     13.458822
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          83,050      6.132002
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          49,713      8.683462
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%         255,847     14.222851
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.10%          23,692     12.961511




                                                                                       CONTRACT          TOTAL
                                                                                    OWNERS' EQUITY     RETURN**
                                                                                    --------------     ----------
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          4,664,603         -30.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,942,270         -15.46%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,952,990          64.51% 4/1/99
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         84,500,055         -11.91%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            445,183          -2.22%
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             38,877         -39.09%
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,487,473          -1.61%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            632,275           1.03%
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          6,248,672         -24.72%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          5,686,897          -7.55%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            705,147          57.27% 4/1/99
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            149,373          -2.92%
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         14,329,092         -31.34%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         12,188,174         -11.33%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             14,115          66.06% 4/1/99
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         11,483,457         -12.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          7,030,485          -0.33%
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,988,019         -12.12%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,396,647          -4.08% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,926,421         -10.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,236,099          -8.87%
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,685,291          -3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          2,808,209           -1.3% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,176           9.99%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             17,173          11.28%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            509,263         -29.38%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            431,681         -13.17% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          3,638,874           9.73%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            307,084           4.28% 9/21/00



                                                                                        CONTRACT                          UNIT
                                                                                     EXPENSE RATE*       UNITS         FAIR VALUE
                                                                                     ---------------     -----         ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           53,871         10.275468
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%           16,342         10.475365
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.10%            5,578         11.674866

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,861,201         10.404509
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          763,555         11.398555
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          355,846         12.803106
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,918,932          9.326990
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%        1,191,245         13.221985
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          204,837         15.960157
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,234          9.768200
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          428,754         12.241061
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          111,911         10.893612
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           23,107          9.257533
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              440          9.374321
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           25,001          8.471776
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          106,896         11.411760
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            4,981         14.762349
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              985          9.065227
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           39,874          7.767318
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           48,933         10.033586
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            3,445         13.593893
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          140,668         11.473418
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           10,994         11.918959
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           42,745         10.519954
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           16,145          9.941469
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           30,039          9.025727
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%            8,448         12.608842
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          556,416          9.867078
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          136,511         12.795380
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           28,931         14.439525
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              397         11.144998




                                                                                      CONTRACT        TOTAL
                                                                                   OWNERS' EQUITY    RETURN**
                                                                                   --------------   ----------
   Van Eck WIT - Worldwide Emerging Markets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         553,550         -1.91%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         171,188        -41.92%
   Van Eck WIT - Worldwide Hard Assets Fund
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          65,122        -10.53%

The BEST of AMERICA(R) Corporate Variable Universal Life Series(SM):

   American Century VP - American Century VP Income & Growth
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      19,364,883         -8.72%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       8,703,424        -10.97%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       4,555,934         17.55%
   American Century VP - American Century VP International
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      17,897,860        -29.46%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15,750,624        -17.16%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3,269,231         63.39%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          31,590         -2.32% 5/1/98
   American Century VP - American Century VP Value
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,248,404         12.37%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,115         17.67%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         213,914         -1.25%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,125         -6.26% 5/1/98
   Credit Suisse Trust - Global Post-Venture Capital Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         211,803        -28.92%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,219,871        -19.26%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          73,531         62.85%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           8,929         -9.35% 5/1/98
   Credit Suisse Trust - International Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         309,714        -22.59%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         490,973        -26.19%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          46,831         52.82%
   Credit Suisse Trust - Large Cap Value Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,613,943          0.54%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         131,037          8.48%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         449,675          5.82%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         160,505         -0.59% 5/1/98
   Dreyfus IP - European Equity Portfolio
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         271,124        -28.42%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         106,519         -2.39%
   The Dreyfus Socially Responsible Growth Fund, Inc.
     2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       5,490,200        -22.89%
     2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       1,746,710        -11.39%
     1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         417,750         29.56%
     1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,425         11.45% 5/1/98


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                        CONTRACT                     UNIT
                                                                                     EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                     ---------------   -----      ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%       10,538,036     10.471621
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        7,299,831     11.972080
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        3,707,136     13.249543
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          111,613     11.030001
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,760,221     10.939900
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,368,457     12.111451
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          843,808     12.239522
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%           10,106     11.025485
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,654,009     11.649181
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          607,272     10.828312
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               18      9.842943
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,857,873     10.691577
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          351,542     11.310203
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          118,952     10.484615
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            5,995      9.906965
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,428,287     11.958538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        2,131,137     14.593603
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          758,262     16.475102
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%              185     12.048634
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          638,130      6.555148
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          441,041      7.470194
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,895      9.691447
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%               77      9.003329
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,927      8.518959
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,216,616     10.864367
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,007     13.491426
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            3,076      9.508092
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%        1,079,652     11.370566
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          671,658     13.026647
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          230,228     14.020034
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            2,712     11.338370
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          504,352      8.204875
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          397,095      9.628054
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%          125,424     11.671298
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    0.40%            1,228     11.247664




                                                                                   CONTRACT             TOTAL
                                                                                OWNERS' EQUITY        RETURN**
                                                                                --------------        ----------
Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               110,350,319        -12.53%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                87,394,161         -9.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                49,117,858         20.12%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,231,092          10.3% 5/1/98
Dreyfus VIF - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,256,642         -9.67%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                16,574,000         -1.05%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,327,807         11.01%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   111,424         10.25% 5/1/98
Federated IS - Federated Quality Bond Fund II
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,267,850          7.58%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,575,731         10.01%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       177         -1.57% 5/3/99
Fidelity(R) VIP - Equity-Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                19,863,592         -5.47%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,976,011          7.87%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,247,166          5.83%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    59,392         -0.93% 5/1/98
Fidelity(R) VIP - Growth Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                29,038,762        -18.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                31,100,967        -11.42%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,492,444         36.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     2,229         20.49% 5/1/98
Fidelity(R) VIP - High Income Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,183,037        -12.25%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,294,662        -22.92%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2,237,707          7.64%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       693         -9.97% 5/1/98
Fidelity(R) VIP - Overseas Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                10,366,951        -21.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                13,217,763        -19.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 6,799,773         41.89%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    29,247         -4.92% 5/1/98
Fidelity(R) VIP II - Contrafund Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                12,276,254        -12.71%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,749,452         -7.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,227,804         23.65%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    30,750         13.38% 5/1/98
Fidelity(R) VIP III - Growth Opportunities Portfolio: Service Class
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4,138,145        -14.78%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 3,823,252        -17.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1,463,861          3.77%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    13,812         12.48% 5/1/98



                                                                                   CONTRACT                          UNIT
                                                                                EXPENSE RATE*     UNITS            FAIR VALUE
                                                                                ---------------   -----            ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,517,392           6.388873
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          535,891           8.205940
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          677,164           4.094407
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          343,351           6.558143
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        2,212,967           6.286392
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          383,403           8.243024
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          192,191           6.087822
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          178,360           8.505270
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           65,598          11.623180
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              847          11.191056
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          321,337          13.342471
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           38,007          13.573326
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          115,152           9.726929
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,855          11.117142
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              965          12.487973
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%              211          10.581467
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          410,468           9.794650
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          224,564           9.436226
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           80,137          10.328712
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           13,423          10.049520
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%            2,423           8.219735
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           29,402           3.429593
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%           10,028           6.566849
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,549,764           8.970354
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          942,496          11.093053
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          468,148          12.702408
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        6,811,337          12.419760
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        3,170,399          11.626380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%        1,312,872          10.372218
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       0.40%          270,361          10.664112




                                                                                  CONTRACT            TOTAL
                                                                                OWNERS' EQUITY       RETURN**
                                                                                --------------       ----------
Janus AS - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        9,694,425        -22.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,397,489        -17.94% 1/27/00
Janus AS - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,772,585        -37.57%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,251,745        -34.42% 1/27/00
Janus AS - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,911,578        -23.74%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        3,160,400        -17.57% 1/27/00
Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,170,025        -28.42%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,517,000        -26.82%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          762,457          3.86%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            9,479         11.91% 5/1/98
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,287,430         -1.70%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          515,881         14.75%
Nationwide(R) SAT - Federated Equity Income Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        1,120,075        -12.51%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          331,902        -10.98%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           12,051         18.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,233          5.81% 5/1/98
Nationwide(R) SAT - Federated High Income Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        4,020,390          3.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,119,037         -8.64%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          827,712          2.78%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          134,895           0.5% 5/1/98
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           19,916         -5.56%
Nationwide(R) SAT - Gartmore Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          100,837        -42.95%
Nationwide(R) SAT - Gartmore International Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           65,852        -28.94%
Nationwide(R) SAT - Global 50 Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,901,932        -19.14%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       10,455,158        -12.67%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        5,946,607         22.43%
Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       84,595,171          6.82%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       36,860,264         12.09%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       13,617,395         -2.74%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        2,883,160          6.64% 5/1/98



                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                                                      CONTRACT                     UNIT
                                                                                   EXPENSE RATE*     UNITS      FAIR VALUE
                                                                                   ---------------   -----      ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         351,646      9.575644
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         117,858      9.980967
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          43,881     10.056111
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             349     10.009481
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,739,536     11.036224
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,055,243     10.635225
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         460,632     10.106222
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          15,549      9.991296
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%      16,843,508     11.743544
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       5,646,634     11.380873
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       3,786,796     10.776865
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         394,891     10.319833
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         162,269     15.161271
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          59,757     17.072794
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             118     20.447188
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         594,303     15.460620
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         152,675     12.101060
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           8,548     10.925665
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%       1,522,194     13.093906
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         493,035     14.091380
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          72,698     12.991606
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             257      9.056852
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          37,680      9.059635
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,481      9.402302
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             791      8.772237
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         916,433     11.327538
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         647,094     16.319202
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         128,669     19.361969
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%             477     10.521882
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         358,546      9.251754
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%         212,989     10.534111
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%          42,084     10.805244
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%              70     10.144232
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           0.40%           2,944      3.848878





                                                                                     CONTRACT             TOTAL
                                                                                  OWNERS' EQUITY        RETURN**
                                                                                  --------------        ----------
Nationwide(R) SAT - J.P.Morgan Balanced Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,367,237          -4.06%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,176,337          -0.75%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             441,272           0.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,493           0.09% 5/1/98
Nationwide(R) SAT - MAS Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,197,909           3.77%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          11,222,747           5.23%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,655,249           1.15%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             155,355          -0.09% 5/1/98
Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         197,802,477           3.19%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          64,263,624           5.60%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          40,809,789           4.43%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,075,209            3.2% 4/30/98
Nationwide(R) SAT - Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,460,204         -11.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,020,219         -16.50%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,413         104.47% 5/3/99
Nationwide(R) SAT - Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           9,188,293          27.76%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,847,529          10.76%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,393          27.33%
Nationwide(R) SAT - Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          19,931,465          -7.08%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           6,947,544           8.47%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             944,464          43.45%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,328          -9.43% 5/1/98
Nationwide(R) SAT - Strategic Value Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             341,367          -3.64%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,327           7.18%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,939          -3.46%
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,380,930         -30.59%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          10,560,058         -15.72%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,491,285          84.02%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,019           5.22% 5/1/98
Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           3,317,179         -12.17%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,243,650          -2.51%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             454,728           6.52%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 710           1.44% 5/1/98
Nationwide(R) SAT - Turner Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,331         -39.27%




                                                                                       CONTRACT                          UNIT
                                                                                     EXPENSE RATE*      UNITS         FAIR VALUE
                                                                                     ---------------    -----         ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          270,845         10.563782
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           86,066         10.768698
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           25,154         10.690765
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              838          9.338993
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,272,440         11.978031
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          827,220         15.959556
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          315,266         17.314889
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%               70         11.296584
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          322,706          9.693032
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          241,651         10.015242
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           94,285          9.985118
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           26,750          9.337008
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,155,828         10.720152
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,068,591         15.659821
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          138,018         17.712996
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            1,235          9.685930
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        2,694,063         13.013036
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          911,021         14.945030
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          188,390         15.039330
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%              767         10.659314
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          813,325          8.386697
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           43,440          9.572769
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          544,668          8.809927
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          327,513          9.845729
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           97,691         10.835877
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           18,485          8.938847
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%        1,042,724          9.447854
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           72,473          9.828296
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           80,313         10.605749
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           28,939          9.671636
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           12,553          8.717559
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          127,633          6.101338
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%            8,201          8.666239
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          318,295         11.990690
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%          111,390         10.960329
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            0.40%           38,697          8.593033




                                                                                        CONTRACT          TOTAL
                                                                                      OWNERS' EQUITY     RETURN**
                                                                                      --------------     ----------
Neuberger Berman AMT - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,861,148         -1.90%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               926,819          0.73%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               268,916         14.47%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 7,826         -6.61% 5/1/98
Neuberger Berman AMT - Mid-Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            15,241,326        -24.95%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,202,064         -7.83%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             5,458,796         53.28%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   791         12.97% 5/1/98
Neuberger Berman AMT - Partners Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,128,000         -3.22%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,420,193          0.03%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               941,447          6.94%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               249,765         -6.63% 5/1/98
Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            23,110,804        -31.54%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            16,733,944        -11.59%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,444,712         82.87%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                11,962         -3.14% 5/1/98
Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            35,057,939        -12.93%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            13,615,236         -0.63%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             2,833,259         41.09%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 8,176          6.59% 5/1/98
Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,821,110        -12.39%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               415,841         -4.27% 5/1/00
Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,798,485        -10.52%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,224,604         -9.14%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,058,568         21.22%
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               165,235        -10.61% 5/1/98
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             9,851,504         -4.09%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               712,286         -1.49% 5/1/00
UIF - Emerging Markets Debt Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               851,780          9.66%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               279,887         10.94%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               109,432         28.86%
UIF - Mid Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               778,732        -29.60%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                71,072        -13.34% 5/1/00
UIF - U.S. Real Estate Portfolio
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,816,577          9.40%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             1,220,871          4.19%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               332,525         -3.76%


                                                                     (Continued)

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                     NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                                                   CONTRACT                       UNIT
                                                                                EXPENSE RATE*       UNITS      FAIR VALUE
                                                                                ---------------     -----      ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          93,450      7.142729
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          41,537      7.303734
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          10,044     12.613718
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%          13,391      8.161281
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%           3,041      9.149843
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         0.40%             252      8.246159

Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .

   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .





                                                                                    CONTRACT                   TOTAL
                                                                                 OWNERS' EQUITY              RETURN**
                                                                                 --------------              ----------
Van Eck WIT - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             667,488               -2.20%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             303,375              -42.10%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             126,692               99.48%
Van Eck WIT - Worldwide Hard Assets Fund
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             109,288              -10.80%
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              27,825               10.96%
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,078               20.52%
                                                                                 ---------------
Contract Owners' Equity Total by Year
   2001  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 2,087,035,414
                                                                                 ===============
   2000  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 1,414,892,441
                                                                                 ===============
   1999  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   648,293,593
                                                                                 ===============
   1998  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $   107,989,704
                                                                                 ===============


  * This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

 ** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units;inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.


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                                       54

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-4:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002


















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